UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

CHARLES M. WEBER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 96.6%
Asset Backed Securities - 7.2%
	American Express Credit Account Master Trust,
$3,000,000	Series 2004-5, Class A, 5.42%, 04/15/2012	$3,005,458
	Amresco Residential Securities Mortgage Loan Trust,
517,156	Series 1998-1, Class A6, 6.51%, 08/25/2027	517,895
	Bayview Financial Acquisition Trust,
1,107,931	Series 2005-B, Class 1A2, 4.696%, 04/28/2039	1,099,056
	Chase Funding Mortgage Loan,
108,967	Series 2004-1, Class 1A3, 2.983%, 04/25/2026	108,364
	CitiFinancial Mortgage Securities, Inc.,
15,284	Series 2004-1, Class AF2, 2.645%, 04/25/2034	14,931
	Contimortgage Home Equity Trust,
23,574	Series 1999-1, Class A7, 6.97%, 12/25/2013	23,519
	Countrywide Asset-Backed Certificates:
2,215,000	Series 2006-S3, Class A2, 6.085%, 06/25/2021	2,246,121
2,200,000	Series 2005-12, Class 1A2, 4.847%, 02/25/2036	2,183,242
375,000	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	377,927
75,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	75,771
	Credit Based Asset Servicing and Securities,
1,500,000	Series 2005-CB1, Class AF4, 4.6118%, 01/25/2035	1,491,508
	Delta Funding Home Equity Loan Trust:
292,522	Series 1997-2, Class A6, 7.04%, 06/25/2027	291,450
253,538	Series 1999-1, Class A6F, 6.34%, 12/15/2028	252,996
725,237	Series 1999-2, Class A7F, 7.03%, 08/15/2030	723,404
	Discover Card Master Trust I:
150,000	Series 2003-4, Class A1, 5.43%, 05/15/2011	150,308
2,000,000	Series 2005-2, Class A, 5.35%, 04/17/2012	2,003,841
	Equivantage Home Equity Loan Trust,
50,058	Series 1996-3, Class A3, 7.70%, 09/25/2027	49,875
	GMAC Mortgage Corporation Loan Trust:
1,589,453	Series 2004-GH1, Class A2, 4.39%, 12/25/2025	1,573,748
1,422,518	Series 2004-J4, Class A2, 5.47%, 09/25/2034	1,423,151
	Green Tree Financial Corporation:
1,586,534	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,605,143
579,096	Series 1998-4, Class A5, 6.18%, 04/01/2030	582,616
80,282	Series 1999-3, Class A5, 6.16%, 02/01/2031	80,290
	IMC Home Equity Loan Trust,
140,982	Series 1998-1, Class A6, 7.02%, 06/20/2029	140,555
	IMPAC Secured Asset Corporation,
100,767	Series 2004-2, Class A3, 4.995%, 08/25/2034	100,314
	MBNA Credit Card Master Note Trust,
2,675,000	Series 2003-A3, Class A3, 5.44%, 08/16/2010	2,678,556
	Oakwood Mortgage Investors, Inc.,
255,671	Series 1999-B, Class A3, 6.45%, 11/15/2017	241,370
	Popular Asset Backed Mortgage Pass Thru Trust,
1,500,000	Series 2005-B, Class AF3, 4.62%, 08/25/2035	1,482,400
	Residential Asset Mortgage Products, Inc.,
24,251	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	24,043
		24,547,852

Financial - 18.7%
	Allfirst Financial, Inc. Subordinated Notes:
1,550,000	7.20%, 07/01/2007	1,555,227
725,000	6.875%, 06/01/2009	749,093
	American General Finance Corporation Notes,
25,000	4.625%, 09/01/2010	24,529
550,000	4.00%, 03/15/2011	526,300
	American General Finance Corporation Senior Notes,
954,000	8.45%, 10/15/2009	1,029,562
	AmSouth Bancorporation Subordinated Debentures,
630,000	6.75%, 11/01/2025	679,422
	AmSouth Bank NA Subordinated Notes,
691,000	6.45%, 02/01/2008	696,184
	AMVESCAP PLC Notes,
500,000	5.375%, 02/27/2013 f	499,243
	Anthem, Inc.,
1,335,000	6.80%, 08/01/2012	1,423,290
	Banco Santander Chile SA,
725,000	7.00%, 07/18/2007 f	728,307
	Bank of America Corporation Subordinated Notes,
310,000	10.20%, 07/15/2015	402,928
	Bank of Oklahoma Subordinated Notes,
400,000	7.125%, 08/15/2007	402,250
	Bank of Tokyo-Mitsubishi/UFJ NY
925,000	7.40%, 06/15/2011	1,003,212
	Bank One Corporation Subordinated Notes:
180,000	6.00%, 02/17/2009	182,557
1,043,000	10.00%, 08/15/2010	1,184,540
	BankAmerica Institutional,
1,545,000	8.07%, 12/31/2026 (Acquired 01/04/2006, 06/01/2006, 10/11/2006 and 01/24/07;
	Cost $500,456, $682,331, $417,508 and $26,032, respectively) *	1,608,821
	Bankers Trust Corporation Subordinated Notes,
480,000	7.375%, 05/01/2008	488,843
	Banponce Trust I, Series A
2,500,000	8.327%, 02/01/2027	2,606,925
	BOI Capital Funding No. 2,
1,000,000	5.571%, 02/01/2049 (Acquired 01/20/2006; Cost $1,000,000) * f	976,881
	CIT Group Company of Canada,
300,000	5.20%, 06/01/2015 f	290,813
	CIT Group, Inc.:
200,000	5.40%, 01/30/2016	195,630
1,500,000	6.10%, 03/15/2067 (Callable 03/15/2017)	1,445,860
	Comerica Incorporated Subordinated Notes,
1,336,000	7.25%, 08/01/2007	1,344,378
	Compass Bank Subordinated Notes,
850,000	8.10%, 08/15/2009	902,096
	Corestates Capital Trust I,
260,000	8.00%, 12/15/2026 (Acquired 11/29/2005; Cost $276,398) *	270,310
	Countrywide Financial Corporation Subordinated Notes,
1,325,000	6.25%, 05/15/2016	1,335,632
	Dime Capital Trust,
885,000	9.33%, 05/06/2027	928,902
	First National Bank of Chicago Pass Thru Certificates,
441,352	8.08%, 01/05/2018	503,707
	First National Bank of Omaha Subordinated Notes,
1,100,000	7.32%, 12/01/2010	1,111,392
	First Union Capital,
1,900,000	7.9349%, 01/15/2027	1,982,441

	FMR Corporation Notes,
775,000	4.75%, 03/01/2013 (Acquired 02/26/2003; Cost $777,379) *	758,103
	General Electric Capital Corporation Notes,
800,000	6.00%, 06/15/2012	831,227
	Genworth Financial Inc. Notes,
1,000,000	5.75%, 06/15/2014	1,020,083
	Glencore Funding LLC,
1,975,000	6.00%, 04/15/2014 (Acquired 03/31/2004, 02/02/2005, 04/26/2006 and 12/04/2006;
	Cost $794,280, $146,738, $282,792 and $720,432, respectively) *	1,957,602
	The Goldman Sachs Group, Inc. Bonds,
500,000	5.15%, 01/15/2014	489,836
	Great West Life & Annuity Insurance,
1,000,000	7.153%, 05/16/2046 (Acquired 05/16/2006; Cost $1,000,000) *	1,043,590
	Health Care Service Corporation Notes,
1,195,000	7.75%, 06/15/2011 (Acquired 06/20/2001, 01/26/2005 and 10/19/2006;
	Cost $497,765, $373,500 and $397,317, respectively) *	1,299,537
	Highmark, Inc. Notes,
400,000	6.80%, 08/15/2013 (Acquired 08/14/2003; Cost $399,088) *	422,099
	HSBC Finance Corporation Notes,
25,000	5.00%, 06/30/2015	24,058
	Istar Financial Inc.,
1,050,000	5.95%, 10/15/2013 (Acquired 09/13/2006; Cost $1,047,428) *	1,062,817
	J.P. Morgan Chase & Company Subordinated Notes,
500,000	6.625%, 03/15/2012	530,049
	Lehman Brothers Holdings Senior Notes,
1,600,000	8.80%, 03/01/2015	1,932,512
	Lehman Brothers Holdings, Inc. Notes,
846,000	8.50%, 08/01/2015	1,004,629
	Marsh & McLennan Companies, Inc.,
600,000	5.375%, 07/15/2014	587,245
	Mellon Capital II, Series B,
1,395,000	7.995%, 01/15/2027	1,455,304
	Merrill Lynch & Co., Inc. Senior Unsubordinated Notes,
750,000	5.00%, 02/03/2014	731,929
	Met Life Global Funding Senior Notes,
375,000	4.50%, 05/05/2010 (Acquired 08/04/2005 and 03/22/2007; Cost $123,925 and
	$245,913, respectively) *	372,884
	Morgan Stanley Dean Witter Debentures,
1,000,000	10.00%, 06/15/2008	1,055,166
	Morgan Stanley Subordinated Notes,
25,000	4.75%, 04/01/2014	23,745
	National Australia Bank Ltd. Subordinated Notes, Series A,
1,530,000	8.60%, 05/19/2010 f	1,684,366
	National City Bank of Kentucky Subordinated Notes,
534,000	6.30%, 02/15/2011	554,960
	Navigators Group Inc. Senior Unsecured Notes,
1,100,000	7.00%, 05/01/2016	1,137,184
	NB Capital Trust IV,
760,000	8.25%, 04/15/2027	790,490
	North Fork Capital Trust II,
1,000,000	8.00%, 12/15/2027	1,052,633
	Phoenix Companies,
800,000	6.675%, 02/16/2008	805,192
	PNC Funding Corporation,
1,319,000	7.50%, 11/01/2009	1,395,582
	Premium Asset Senior Notes,
1,000,000	4.125%, 03/12/2009 (Acquired 12/20/2006; Cost $935,000) *	936,250
	Protective Life Corporation Senior Notes,

25,000	4.30%, 06/01/2013	23,776
	Residential Capital Corporation,
700,000	6.875%, 06/30/2015	706,241
	SAFECO Corporation Notes,
805,000	6.875%, 07/15/2007	808,393
	SAFECO Corporation Senior Notes,
546,000	7.25%, 09/01/2012	597,122
	Santander Central Hispano Insurances: f
325,000	7.625%, 09/14/2010	352,526
550,000	6.375%, 02/15/2011	572,236
	SLM Corporation Notes:
1,516,000	4.50%, 07/26/2010	1,485,692
25,000	5.375%, 05/15/2014	25,000
	St. Paul Travelers, Inc.,
1,000,000	6.25%, 06/20/2016	1,050,152
	Toll Road Inv. Part II,
1,046,000	0.00%, 02/15/2011 (Acquired 09/28/2004; Cost $782,046) * ^	854,579
	Transamerica Finance Corporation Debentures,
1,255,000	0.00%, 03/01/2010 ^	1,067,409
	UFJ Finance Aruba AEC,
350,000	6.75%, 07/15/2013 f	377,014
	Union Planters Corporation Subordinated Notes,
870,000	6.50%, 03/15/2018 (Acquired 05/08/2002, 02/12/2003, 05/08/2003 and 09/22/2005;
	Cost $200,363, $73,378, $400,227, and $234,877, respectively) *	880,818
	Washington Mutual Bank Subordinated Notes,
500,000	6.875%, 06/15/2011	524,639
	Washington Mutual Capital I,
1,000,000	8.375%, 06/01/2027	1,044,061
	Westdeutsche Landesbank Subordinated Notes: f
25,000	6.05%, 01/15/2009	25,337
1,495,000	4.796%, 07/15/2015	1,441,026
		63,874,368
Industrial - 18.9%
	Alcan, Inc. Notes,
450,000	5.00%, 06/01/2015 f	431,624
	American Standard Inc.,
1,745,000	7.375%, 02/01/2008	1,767,219
	Ameritech Capital Funding,
1,008,000	6.45%, 01/15/2018	1,048,241
	Auburn Hills Trust Debentures,
225,000	12.375%, 05/01/2020	355,616
	Bellsouth Corporation,
300,000	4.75%, 11/15/2012	292,359
	British Telecom PLC Notes,
650,000	8.375%, 12/15/2010 f	725,568
	Bunge Ltd. Finance Corporation Notes:
800,000	5.35%, 04/15/2014	771,278
1,085,000	5.10%, 07/15/2015	1,019,565
	Caesars Entertainment Senior Notes,
375,000	7.50%, 09/01/2009	391,875
	Clear Channel Communications Senior Unsubordinated Notes,
1,000,000	5.50%, 12/15/2016	843,596
	Comcast Cable Communication Holdings,
125,000	8.375%, 03/15/2013	142,946
	Comcast Corporation,
525,000	6.50%, 01/15/2017	554,086
	Comcast Corporation Senior Subordinated Notes,
50,000	10.625%, 07/15/2012	60,754

	Computer Sciences Corporation Notes,
50,000	6.25%, 03/15/2009	50,753
	Continental Airlines, Inc. Pass Thru Certificates:
451	7.42%, 04/01/2007	430
24,815	6.54%, 03/15/2008	24,815
	Cooper Cameron Corporation Senior Notes,
1,930,000	2.65%, 04/15/2007	1,928,271
	Cooper Industries, Inc. Notes,
960,000	5.25%, 07/01/2007	958,471
	COX Communications Inc.,
1,281,000	7.125%, 10/01/2012	1,381,024
	D.R. Horton Inc. Unsubordinated Notes,
1,000,000	6.50%, 04/15/2016	977,997
	Deutsche Telekom International Finance BV,
1,125,000	8.50%, 06/15/2010 f	1,219,518
	Dollar General Corporation,
300,000	8.625%, 06/15/2010	319,125
	Donnelley (R.R.) & Sons Co.,
875,000	6.125%, 01/15/2017	878,395
	Ensco International, Inc. Notes,
2,434,000	6.75%, 11/15/2007	2,458,026
	Fiserv, Inc. Notes,
500,000	4.00%, 04/15/2008	492,236
	Ford Capital BV Debentures,
623,000	9.50%, 06/01/2010 f	623,000
	Ford Motor Company Debentures,
300,000	9.215%, 09/15/2021	275,250
	General Electric Company Notes,
500,000	5.00%, 02/01/2013	496,213
	General Motors Acceptance Corporation Notes:
1,025,000	7.75%, 01/19/2010	1,052,082
200,000	6.75%, 12/01/2014	196,618
	General Motors Nova Scotia Finance Company,
550,000	6.85%, 10/15/2008 f	546,562
	Halliburton Company Notes:
475,000	5.625%, 12/01/2008	477,429
675,000	5.50%, 10/15/2010	682,289
	Hanson Australia Funding,
700,000	5.25%, 03/15/2013 f	686,689
	Hanson PLC Notes,
650,000	6.125%, 08/15/2016 f	666,459
	Hutchison Whampoa International Limited,
975,000	6.25%, 01/24/2014 (Acquired 11/19/2003 and 02/08/2005; Cost $749,228
	and $244,602, respectively) * f	1,017,637
	Ingersoll-Rand Company Debentures,
1,000,000	6.391%, 11/15/2027 f	1,079,725
	International Paper Company Notes,
1,000,000	6.50%, 11/15/2007	1,003,729
	Johnson Controls Inc. Senior Notes,
1,100,000	5.50%, 01/15/2016	1,089,346
	Laboratory Corporation of America Holdings,
675,000	5.50%, 02/01/2013	661,141
	Lafarge SA Notes,
550,000	6.50%, 07/15/2016 f	575,261
	Limited Brands, Inc.,
500,000	5.25%, 11/01/2014	477,425
	Marathon Oil Corporation Debentures,
1,210,000	9.125%, 01/15/2013	1,441,010

	Marathon Oil Corporation Notes,
500,000	5.375%, 06/01/2007	499,894
	Marathon Oil Corporation,
350,000	6.00%, 07/01/2012	362,021
	Masco Corporation,
1,550,000	6.125%, 10/03/2016	1,564,985
	New York Telephone Company Debentures,
650,000	8.625%, 11/15/2010	710,820
	Nextel Communications Senior Notes,
1,650,000	6.875%, 10/31/2013	1,690,361
	PCCW Capital II Ltd.,
700,000	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $696,731) * f	710,184
	Pearson Dollar Finance PLC,
600,000	5.70%, 06/01/2014 (Acquired 09/28/2005; Cost $618,138) * f	591,647
	Plum Creek Timberlands,
1,545,000	5.875%, 11/15/2015	1,535,109
	Premcor Refining Group Inc. Senior Notes,
1,500,000	9.50%, 02/01/2013	1,620,082
	Qwest Capital Funding, Inc.:
350,000	7.00%, 08/03/2009	354,375
100,000	7.25%, 02/15/2011	102,375
	Reed Elsevier Capital Notes,
1,000,000	4.625%, 06/15/2012	966,041
	SBC Communications, Inc. Notes,
500,000	5.625%, 06/15/2016	501,555
	Sealed Air Corporation Senior Notes,
650,000	5.375%, 04/15/2008 (Acquired 04/09/2003; Cost $646,490) *	646,879
	Southwest Airlines Company Pass Thru Certificates,
209,369	Series 1996-A1, 7.67%, 01/02/2014	212,300
	Sprint Nextel Corporation,
500,000	6.00%, 12/01/2016	492,053
	Sunoco, Inc. Senior Notes,
1,100,000	5.75%, 01/15/2017	1,086,063
	TCI Communications, Inc. Debentures:
325,000	7.875%, 08/01/2013	363,934
583,000	8.75%, 08/01/2015	688,589
	Telecom Italia Capital: f
1,360,000	4.95%, 09/30/2014	1,281,112
25,000	5.25%, 10/01/2015	23,719
	Tele-Communications, Inc. Debentures,
681,000	9.80%, 02/01/2012	806,240
	Telefonica Emisiones, S.A.U.,
1,425,000	6.421%, 06/20/2016 f	1,487,307
	Telus Corporation Notes,
2,100,000	7.50%, 06/01/2007 f	2,106,651
	Time Warner Companies, Inc.,
250,000	6.875%, 06/15/2018	268,678
	Time Warner Companies Inc. Debentures,
1,075,000	9.125%, 01/15/2013	1,259,779
	Transocean, Inc.,
1,470,000	6.625%, 04/15/2011 f	1,531,574
	Tribune Company,
275,000	5.25%, 08/15/2015	238,586
	Tyco International Group S.A.: f
1,425,000	6.375%, 10/15/2011	1,505,893
650,000	6.00%, 11/15/2013	683,275
United AirLines, Inc. Pass Thru Certificates:
686,120	6.201%, 09/01/2008 (Acquired 08/10/2001, 10/31/2005 and 03/09/2006; Cost $325,423,

	$375,535 and $230,569, respectively)	691,266
271,077	10.02%, 03/22/2014 (Acquired 01/03/2001; Cost $322,008) @ ^	146,382
245,275	7.762%, 12/31/2049 (Acquired 12/08/2000; Cost $245,275) @ ^	228,413
	Univision Communication, Inc.,
1,000,000	3.50%, 10/15/2007	985,000
	Vale Overseas Limited,
1,500,000	6.25%, 01/23/2017 f	1,528,437
	Viacom, Inc.,
1,050,000	7.70%, 07/30/2010	1,129,510
	Waste Management, Inc.:
1,175,000	6.875%, 05/15/2009	1,211,701
25,000	5.00%, 03/15/2014	24,079
	Weyerhaeuser Company Notes,
160,000	5.95%, 11/01/2008	161,400
	Willamette Industries, Inc. Notes,
500,000	6.60%, 06/05/2012	514,340
		64,654,262
International (U.S. $ Denominated) - 1.6%
	Corp Andina De Fomento Notes,
275,000	7.375%, 01/18/2011 f	294,432
	Export Import Bank Korea,
1,000,000	5.125%, 02/14/2011 f	998,412
	Korea Development Bank Notes: f
450,000	4.25%, 11/13/2007	446,811
1,050,000	3.875%, 03/02/2009	1,025,555
350,000	4.625%, 09/16/2010	344,488
	National Bank of Hungary Yankee Debentures,
350,000	8.875%, 11/01/2013 f	419,563
	PEMEX Project Funding Master Trust,
1,700,000	9.125%, 10/13/2010 f	1,903,150
		5,432,411
Mortgage Backed Securities - 17.0%
	Bank of America Alternative Loan Trust:
413,253	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	400,984
1,673,273	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	1,680,528
1,577,005	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	1,573,309
1,760,421	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	1,785,612
	Bank of America Funding Corporation,
1,145,856	Series 2003-3, Class 1A41, 5.50%, 10/25/2033	1,129,377
	Citicorp Mortgage Securities, Inc.:
1,508,452	Series 2004-5, Class 1A25, 5.50%, 10/25/2014	1,515,933
1,519,876	Series 2004-4, Class A5, 5.50%, 06/25/2034	1,504,214
	Countrywide Alternative Loan Trust:
550,895	Series 2005-5R, Class A2, 4.75%, 12/25/2018	545,516
1,749,027	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,737,614
3,033,473	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	3,020,433
58,818	Series 2004-18CB, 5.125%, 09/25/2034	58,416
50,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	49,863
	Countrywide Home Loans, Inc.,
2,046,376	Series 2003-18, Class A3, 5.25%, 07/25/2033	2,035,049
	Federal Gold Loan Mortgage Corporation (FGLMC) Pass Through Certificates:
2,079,998	6.00%, 06/01/2021	2,114,616
63,424	6.00%, 07/01/2028	64,422
	Federal Home Loan Mortgage Corporation (FHLMC):
1,701,930	Series 3033, Class LU, 5.50%, 03/15/2013	1,717,481
1,350,000	Series 2592, Class PD, 5.00%, 07/15/2014	1,343,742
1,346,610	Series 2695, Class UA, 5.50%, 09/15/2014	1,353,330
663,289	Series R001, Class AE, 4.375%, 04/15/2015	650,726

2,113,905	Series R003, Class VA, 5.50%, 08/15/2016	2,133,541
2,540,496	Series 3122, Class VA, 6.00%, 01/15/2017	2,590,465
664,549	Series R009, Class AJ, 5.75%, 12/15/2018	668,605
58,046	Series 1395, Class G, 6.00%, 10/15/2022	57,925
684,716	Series 2970, Class DA, 5.50%, 01/15/2023	687,804
	Federal National Mortgage Association (FNMA):
1,457,713	Series 2006-B2, Class AB, 5.50%, 05/25/2014	1,459,502
1,500,000	Series 2003-24, Class PC, 5.00%, 11/25/2015	1,491,321
50,000	Series 2003-35, Class TD, 5.00%, 12/25/2016	49,680
243,270	Series 1991-137, Class H, 7.00%, 10/25/2021	252,633
193,436	Series 1992-136, Class PK, 6.00%, 08/25/2022	196,503
103,276	Series 1993-32, Class H, 6.00%, 03/25/2023	103,708
867,829	Series 2002-95, Class MD, 5.00%, 07/25/2026	863,075
422,340	Series 2002-77, Class QP, 5.00%, 09/25/2026	420,078
3,112,506	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	3,086,902
	Freddie Mac,
1,987,625	Series R010, Class VA, 5.50%, 04/15/2017	2,004,997
	Government National Mortgage Association (GNMA):
431,649	Series 2003-12, Class ON, 4.00%, 02/16/2028	429,102
519,362	Series 1999-4, Class ZB, 6.00%, 02/20/2029	528,030
	J.P. Morgan Alternative Loan Trust:
1,686,233	Series 2006-A1, Class 2A1, 5.7994%, 03/25/2036	1,705,240
3,000,000	Series 2006-S2, Class A2, 5.81%, 05/25/2036	2,999,526
	Lehman Mortgage Trust,
971,983	Series 2006-4, Class 3A1, 5.00%, 08/25/2021	964,033
	Master Alternative Loans Trust,
629,670	Series 2004-3, Class 1A1, 5.00%, 03/25/2019	618,260
	Salomon Brothers Mortgage Securities VII,
591,721	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	571,918
	Washington Mutual:
3,679,403	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	3,700,123
837,732	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	841,641
	Washington Mutual, Inc. Pass-Thru Certificates:
2,740,265	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	2,688,030
1,576,784	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	1,596,295
1,223,104	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	1,245,370
		58,235,472
Taxable Municipal Bonds - 0.4%
	Tobacco Settlement Financing Corporation:
275,000	Series 2001-A, Class A, 5.92%, 06/01/2012	274,258
1,262,188	Series 2001-A, Class A, 6.36%, 05/15/2025	1,262,794
		1,537,052
Utilities - 8.1%
	Cilcorp Inc. Senior Notes,
1,715,000	8.70%, 10/15/2009	1,749,300
	Commonwealth Edison,
50,000	5.95%, 08/15/2016	48,944
	Dominion Resources Inc., Series C
1,000,000	5.15%, 07/15/2015	973,644
	Duke Capital LLC Notes,
1,400,000	5.668%, 08/15/2014	1,385,329
	Energy Transfer Partners,
600,000	5.65%, 08/01/2012	607,364
	Exelon Corporation Senior Notes,
300,000	6.75%, 05/01/2011	312,520
	Kinder Morgan Finance,
2,500,000	5.70%, 01/05/2016 f	2,344,018
	Kiowa Power Partners LLC,

404,068	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $416,070) *	393,094
	Korea Electric Power Corporation,
300,000	6.75%, 08/01/2027 f	334,847
	MidAmerican Energy Holdings Company Senior Notes:
800,000	4.625%, 10/01/2007	796,572
1,500,000	7.52%, 09/15/2008	1,544,728
	National Grid PLC Senior Unsecured Notes,
1,400,000	6.30%, 08/01/2016 f	1,462,031
	National Rural Utilities,
25,000	4.375%, 10/01/2010	24,420
	Nisource Finance Corporation,
100,000	7.875%, 11/15/2010	108,383
	ONEOK, Inc. Senior Notes,
1,500,000	7.125%, 04/15/2011	1,593,179
	Oneok Partners LP Notes,
400,000	5.90%, 04/01/2012	410,598
	Panhandle Eastern Pipeline Senior Notes,
1,417,000	4.80%, 08/15/2008	1,406,460
	Pepco Holdings, Inc.,
2,489,000	5.50%, 08/15/2007	2,488,027
	PPL Energy Supply LLC Bonds, Series A,
1,475,000	5.70%, 10/15/2015	1,450,573
	PPL Energy Supply, LLC Senior Notes,
388,000	6.40%, 11/01/2011	402,903
	Progress Energy, Inc. Senior Notes,
900,000	6.85%, 04/15/2012	965,014
	PSE&G Energy Holdings LLC Senior Notes,
175,000	8.50%, 06/15/2011	189,000
	PSE&G Power LLC:
275,000	7.75%, 04/15/2011	298,235
425,000	5.00%, 04/01/2014	409,935
	RGS (I&M) Funding Corporation Debentures,
841,037	9.82%, 12/07/2022	1,012,819
	System Energy Resources 1st Mortgage,
500,000	4.875%, 10/01/2007	498,523
	Transcontinental Gas Pipe Line Corporation Senior Notes,
800,000	8.875%, 07/15/2012	910,000
	Tristate Gen & Trans Assn,
313,586	6.04%, 01/31/2018 (Acquired 10/14/2003; Cost $350,000) *	317,157
	Vectren Utility Holdings:
900,000	6.625%, 12/01/2011	941,440
525,000	5.25%, 08/01/2013	509,847
	Verizon Communications Debentures,
900,000	6.84%, 04/15/2018	973,936
	Verizon Communications Senior Unsecured Notes,
25,000	5.55%, 02/15/2016	25,015
	The Williams Companies, Inc. Notes,
600,000	8.125%, 03/15/2012	652,500
	Yosemite Securities Trust I,
325,000	8.25%, 11/15/2004 (Acquired 04/26/2001; Cost $340,415) * @ ^	274,625
		27,814,980
U.S. Government Agency Issues - 14.0%
	Federal National Mortgage Association (FNMA):
7,285,000	7.25%, 01/15/2010	7,741,770
38,375,000	6.00%, 05/15/2011	40,013,459
		47,755,229
U.S. Treasury Obligations - 10.7%
U.S. Treasury Bonds,

	26,750,000	9.125%, 05/15/2018	36,770,791

		Total Long-Term Investments (Cost $330,100,387)	330,622,417

	COLLATERAL POOL INVESTMENT FOR SECURITIES
	ON LOAN - 25.0% (Cost $85,432,207) (Please Refer to Note 1)		85,432,207

	SHORT-TERM INVESTMENT - 3.4%
	Money Market Fund - 3.4%
	11,633,261	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	11,633,261
		Total Short Term Investment (Cost $11,633,261)	11,633,261
		Total Investments (Cost $427,165,855) - 125.0%	427,687,885
		Other Assets in Excess of Liabilities - (25.0)%	(85,357,410)
		TOTAL NET ASSETS - 100.0%	$342,330,475

@	Security in Default
^	Non Income Producing
*	Restricted Security Deemed Liquid
f	Foreign Security

Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 94.5%
Asset Backed Securities - 10.4%
	American Express Credit Account Master Trust,
$2,700,000	Series 2005-5, Class A, 5.36%, 02/15/2013	$2,701,613
	Bayview Financial Acquisition Trust,
2,000,000	Series 2006-A, Class 1A2, 5.483%, 02/28/2041	1,996,760
	Citifinancial Mortgage Securities, Inc.,
50,839	Series 2003-2, Class AF3, 3.0429%, 05/25/2033	50,183
	Contimortgage Home Equity Trust:
31,894	Series 1999-1, Class A7, 6.97%, 12/25/2013	31,820
4,600	Series 1997-2, Class A9, 7.09%, 04/15/2028	4,575
59,398	Series 1999-3, Class A8, 5.8843%, 05/25/2029	59,499
	Countrywide Asset-Backed Certificates:
2,000,000	Series 2005-17, Class 1AF2, 5.363%, 03/25/2030	1,992,482
412,171	Series 2004-12, Class AF3, 4.022%, 12/25/2030	410,224
1,500,000	Series 2004-15, Class AF6, 4.613%, 04/25/2035	1,453,737
3,300,000	Series 2005-1, Class AF6, 5.03%, 07/25/2035	3,267,994
3,000,000	Series 2005-10, Class AF6, 4.915%, 02/25/2036	2,931,235
1,500,000	Series 2005-10, Class AF2, 4.493%, 02/25/2036	1,489,561
2,000,000	Series 2005-17, Class 1AF5, 5.564%, 05/25/2036	1,997,185
3,000,000	Series 2007-S1, Class A6, 5.693%, 11/25/2036	2,982,385
	Credit Based Asset Servicing and Securities:
1,000,000	Series 2005-CB1, Class AF4, 4.615%, 01/25/2035	994,339
2,000,000	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	1,992,829
	Equivantage Home Equity Loan Trust,
409,294	Series 1996-3, Class A3, 7.70%, 09/25/2027	407,802
	GE Capital Mortgage Services, Inc.:
8,774	Series 1997-HE4, Class A7, 6.735%, 12/25/2028	8,741
81,356	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	81,056
	GMAC Mortgage Corporation Loan Trust,
585,588	Series 2004-GH1, Class A2, 4.39%, 12/25/2025	579,802
	Green Tree Financial Corporation:
1,363,672	Series 1993-3, Class A7, 6.40%, 10/15/2018	1,387,757
193,673	Series 1993-4, Class A5, 7.05%, 01/15/2019	197,328
2,247	Series 1995-4, Class A5, 6.95%, 06/15/2025	2,250
5,157	Series 1997-1, Class A5, 6.86%, 03/15/2028	5,337
198,818	Series 1997-6, Class A8, 7.07%, 01/15/2029	205,330
2,026,595	Series 1998-3, Class A5, 6.22%, 03/01/2030	2,050,365
1,304,413	Series 1998-4, Class A5, 6.18%, 04/01/2030	1,312,343
	GSAA Home Equity Trust,
2,000,000	Series 2005-1, Class AF2, 4.316%, 11/25/2034	1,958,748
	Household Automobile Trust,
206,214	Series 2003-1, 2.22%, 11/17/2009	205,432
	IMC Home Equity Loan Trust,
539,851	Series 1997-5, Class A10, 6.88%, 11/20/2028	538,287
	Impac CMB Trust,
113,242	Series 2004-4, Class 2A2, 5.249%, 09/25/2034	112,365
	Oakwood Mortgage Investors, Inc.,
127,836	Series 1999-B, Class A3, 6.45%, 11/15/2017	120,685

	RAAC Series:
269,510	Series 2004-SP1, Class AI2, 4.38%, 01/25/2022	266,788
1,200,000	Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	1,188,145
	Renaissance Home Equity Loan Trust,
3,000,000	Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,997,654
	Residential Asset Mortgage Products, Inc.:
1,581,164	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	1,567,582
1,000,000	Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	970,123
	Residential Asset Securities Corporation:
227,078	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	217,764
300,000	Series 2004-KS2, Class AI6, 4.30%, 03/25/2034	288,271
	Structured Asset Securities Corporation:
642,400	Series 2004-11XS, Class 1A3A, 4.76%, 06/25/2034	636,609
89,275	Series 2004-16XS, Class A2, 4.91%, 08/25/2034	88,877
		41,751,862
Financial - 12.9%
	American General Finance Corporation Senior Notes,
600,000	8.45%, 10/15/2009	647,524
	AmSouth Bancorporation Subordinated Debentures,
200,000	6.75%, 11/01/2025	215,689
	AMVESCAP PLC Notes,
275,000	5.375%, 02/27/2013 f	274,584
	BAC Capital Trust VI,
300,000	5.625%, 03/08/2035	278,716
	Bank of America Corporation Subordinated Notes,
1,015,000	10.20%, 07/15/2015	1,319,266
	BankBoston Capital Trust II,
1,026,000	7.75%, 12/15/2026	1,068,038
	Bank of Oklahoma Subordinated Notes,
400,000	7.125%, 08/15/2007	402,250
	Bank of Tokyo-Mitsubishi/UFJ NY
1,435,000	7.40%, 06/15/2011	1,556,334
	Bank One Corporation Subordinated Notes,
929,000	10.00%, 08/15/2010	1,055,070
	Bankers Trust Corporation Subordinated Notes,
330,000	7.25%, 10/15/2011	355,612
	Banponce Trust I,
2,175,000	8.327%, 02/01/2027 (Callable 06/25/2007)	2,268,025
	CIT Group, Inc.
500,000	6.10%, 03/15/2067	481,953
	CIT Group Company of Canada,
325,000	5.20%, 06/01/2015 f	315,047
	CIT Group, Inc. Bonds,
500,000	5.40%, 01/30/2016	489,074
	Compass Bank Subordinated Notes,
1,181,000	8.10%, 08/15/2009	1,253,383
	Countrywide Financial Corporation Subordinated Notes,
875,000	6.25%, 05/15/2016	882,021
	Dime Capital Trust,
1,070,000	9.33%, 05/06/2027	1,123,079
	First Empire Capital Trust I,
1,135,000	8.234%, 02/01/2027	1,183,268
	First Empire Capital Trust II,
625,000	8.277%, 06/01/2027	652,695
	First National Bank of Chicago Pass Thru Certificates,
639,961	8.08%, 01/05/2018	730,375
	First National Bank of Omaha Subordinated Notes,
1,800,000	7.32%, 12/01/2010	1,818,641
	First Union Capital,
1,748,000	7.9349%, 01/15/2027 (Callable 06/25/2007)	1,823,846

	First Union Institutional Capital I,
2,023,000	8.04%, 12/01/2026 (Callable 06/18/2007)	2,106,066
	First Union Institutional Capital II,
545,000	7.85%, 01/01/2027 (Callable 06/18/2007)	566,416
	FMR Corporation Notes,
675,000	4.75%, 03/01/2013 (Acquired 02/26/2003; Cost $250,768) *	660,284
	Glencore Funding LLC,
1,575,000	6.00%, 04/15/2014 (Acquired 03/31/2004, 02/02/2005, 10/31/2005 and 12/04/2006; Cost $496,425,
	$122,281, $231,168 and $695,590, respectively) *	1,561,126
	Goldman Sachs Capital I,
850,000	6.345%, 02/15/2034	839,661
	Great West Life & Annuity Insurance,
1,000,000	7.153%, 05/16/2046 (Acquired 05/16/2006; Cost $1,000,000) *	1,043,590
	Health Care Service Corporation Notes,
500,000	7.75%, 06/15/2011 (Acquired 06/20/2001and 01/26/2005; Cost $150,908 and $345,000, respectively) *	543,740
	Highmark, Inc. Notes,
275,000	6.80%, 08/15/2013 (Acquired 08/14/2003; Cost $274,373) *	290,193
	HSBC USA Capital Trust I,
400,000	7.808%, 12/15/2026 (Callable 06/18/2007) (Acquired 03/08/2007, Cost $415,969) *	417,005
	J.P. Morgan Chase & Company Notes,
900,000	5.875%, 03/15/2035	858,940
	Jefferies Group Inc.,
1,150,000	6.25%, 01/15/2036	1,109,749
	Liberty Mutual Insurance Notes,
565,000	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $361,510) *	590,010
	Lincoln National Corporation,
1,000,000	6.05%, 04/20/2067 (Callable 04/20/2017)	977,208
	Marsh & McLennan Companies, Inc.,
300,000	5.375%, 07/15/2014	293,623
	Morgan Stanley Subordinated Notes,
475,000	4.75%, 04/01/2014	451,149
	Navigators Group Inc. Senior Unsecured Notes,
1,100,000	7.00%, 05/01/2016	1,137,184
	NB Capital Trust IV,
884,000	8.25%, 04/15/2027 (Callable 06/25/2007)	919,464
	North Fork Capital Trust II,
2,500,000	8.00%, 12/15/2027 (Callable 12/15/2007)	2,631,582
	Phoenix Companies,
600,000	6.675%, 02/16/2008	603,894
	Premium Asset Senior Notes,
1,000,000	4.125%, 03/12/2009 (Acquired 12/20/2006, Cost $935,000) *	936,250
	Republic New York Capital I,
1,000,000	7.75%, 11/15/2026 (Callable 06/18/2007)	1,040,297
	Republic New York Corporation Debentures,
700,000	9.125%, 05/15/2021	904,346
	Residential Capital Corporation,
1,775,000	6.875%, 06/30/2015	1,790,824
	Santander Central Hispano Insurances:
350,000	7.625%, 09/14/2010 f	379,644
	SLM Corporation Notes,
500,000	5.625%, 08/01/2033	466,534
	St. Paul Travelers,
1,000,000	6.75%, 06/20/2036	1,100,837
	State Street Institutional Cap B,
500,000	8.035%, 03/15/2027 (Acquired 09/06/2006; Cost $524,155) *	521,164
	Symetra Financial Corporation Senior Notes,
1,000,000	6.125%, 04/01/2016 (Acquired 03/23/2006; Cost $995,570) *	1,013,433

	UFJ Finance Aruba AEC,
225,000	6.75%, 07/15/2013 f	242,366
	Washington Mutual Capital I,
800,000	8.375%, 06/01/2027 (Callable 06/01/2007)	835,249
	Westdeutsche Landesbank Subordinated Notes,
1,534,000	4.796%, 07/15/2015 f	1,478,618
	Willis Group NA,
750,000	5.625%, 07/15/2015	724,197
	Zurich Capital Trust I,
2,575,000	8.376%, 06/01/2037 (Callable 06/01/2007) (Acquired 04/07/2006, 08/10/2006, 09/28/2006 10/04/2006,
	10/05/2006 and 03/28/2007; Cost $1,065,910, $421,740, $527,660, $289,658, $258,046 and $161,983
	respectively) *	2,688,841
		51,917,974
Industrial - 11.0%
	Alcan, Inc.,
500,000	5.75%, 06/01/2035 f	462,676
	Ameritech Capital Funding Debentures:
933,437	9.10%, 06/01/2016	1,068,244
1,000,000	6.45%, 01/15/2018	1,039,922
	Anadarko Petroleum Corporation,
1,000,000	6.45%, 09/15/2036	989,547
	AOL Time Warner, Inc.:
1,100,000	7.625%, 04/15/2031	1,236,205
175,000	7.70%, 05/01/2032	198,404
	AT&T Wireless Services, Inc. Senior Notes,
875,000	8.75%, 03/01/2031	1,128,700
	Auburn Hills Trust Debentures,
441,000	12.375%, 05/01/2020	697,008
	British Telecom PLC,
450,000	8.875%, 12/15/2030 f	617,856
	Bunge Ltd. Finance Corporation Notes,
600,000	5.35%, 04/15/2014	578,458
	Caesars Entertainment Senior Notes,
275,000	7.50%, 09/01/2009	287,375
	Clear Channel Communications Senior Unsubordinated Notes,
800,000	5.50%, 12/15/2016	674,877
	Comcast Corporation Senior Subordinated Notes,
825,000	10.625%, 07/15/2012	1,002,443
	ConAgra Foods, Inc. Senior Unsecured Notes,
580,000	5.819%, 06/15/2017 (Acquired 12/21/2006; Cost $580,000) *	583,894
	ConAgra Foods, Inc. Subordinated Notes,
120,000	9.75%, 03/01/2021	155,990
	Continental Airlines, Inc. Pass Thru Certificates:
9,340	6.80%, 07/02/2007	9,340
19,387	6.541%, 09/15/2009	19,387
129,922	8.312%, 10/02/2012	133,982
423,062	6.90%, 01/02/2018	447,176
	COX Communications Inc.,
1,775,000	7.125%, 10/01/2012	1,913,597
	D.R. Horton Inc. Unsubordinated Notes,
1,000,000	6.50%, 04/15/2016	977,997
	Deutsche Telekom International Finance BV,
250,000	8.25%, 06/15/2030 f	309,665
	Donnelley (R.R.) & Sons Co.,
1,500,000	6.125%, 01/15/2017	1,505,820
	FedEx Corporation Pass Thru Certificates,
142,574	6.845%, 01/15/2019	153,504
	Ford Capital BV Debentures,
475,000	9.50%, 06/01/2010 f	475,000

	Ford Motor Company Debentures,
403,000	9.215%, 09/15/2021	369,753
	General Motors Acceptance Corporation Notes:
100,000	7.25%, 03/02/2011	100,552
150,000	6.75%, 12/01/2014	147,464
	Greenpoint Capital Trust I,
1,400,000	9.10%, 06/01/2027	1,468,356
	Health Management Association Senior Unsecured Notes,
650,000	6.125%, 04/15/2016	632,233
	Hutchison Whampoa International Limited,
625,000	6.25%, 01/24/2014 (Acquired 06/02/2004 and 02/08/2005; Cost $333,834 and $298,958 respectively) * f	652,331
	Johnson Controls Inc., Senior Notes,
850,000	6.00%, 01/15/2036	828,328
	Knight-Ridder, Inc.,
650,000	5.75%, 09/01/2017	597,353
	Laboratory Corporation of America,
400,000	5.625%, 12/15/2015	395,501
	Lafarge SA Notes,
900,000	7.125%, 07/15/2036 f	969,260
	Masco Corporation,
1,000,000	6.125%, 10/03/2016	1,009,668
	Ocean Energy Inc.,
650,000	4.375%, 10/01/2007	646,498
	Pactiv Corporation,
320,000	7.95%, 12/15/2025	356,693
	PCCW Capital II Ltd.,
400,000	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $398,132) * f	405,820
	Plum Creek Timberlands,
745,000	5.875%, 11/15/2015	740,231
	Premcor Refining Group,
2,000,000	7.50%, 06/15/2015	2,065,006
	Qwest Capital Funding, Inc.:
300,000	7.00%, 08/03/2009	303,750
200,000	7.25%, 02/15/2011	204,750
	Sealed Air Corporation Senior Notes,
250,000	5.375%, 04/15/2008 (Acquired 04/09/2003; Cost $248,650) *	248,800
	Sprint Capital Corporation,
358,000	8.75%, 03/15/2032	422,268
	System Energy Resources,
957,083	5.129%, 01/15/2014 (Acquired 06/27/2006; Cost $915,015) *	936,103
	TCI Communications, Inc. Debentures,
680,000	7.875%, 08/01/2013	761,462
	Telecom Italia Capital,
1,500,000	7.20%, 07/18/2036 f	1,561,671
	Teva Pharmaceutical Finance LLC,
1,000,000	5.55%, 02/01/2016	981,480
	Tyco International Group S.A.: f
1,068,000	6.125%, 01/15/2009	1,087,320
875,000	6.375%, 10/15/2011	924,671
300,000	6.00%, 11/15/2013	315,358
	United AirLines, Inc. Pass Thru Certificates:
754,733	6.201%, 09/01/2008	760,393
269,803	7.762%, 12/31/2049 (Acquired 09/28/2004; Cost $22,658) @ ^	251,254
	Univision Communication, Inc.,
1,487,000	3.50%, 10/15/2007	1,464,695
	U.S. Airways Pass Thru Certificate,
479,154	Series 1998-1, 6.85%, 07/30/2019	491,133

	Vale Overseas Limited: f
350,000	8.25%, 01/17/2034	419,503
1,400,000	6.875%, 11/21/2036	1,445,762
	Viacom, Inc.,
675,000	7.70%, 07/30/2010	726,114
	Vodafone Group Plc,
1,875,000	6.15%, 02/27/2037 f	1,810,089
	Wal-Mart Stores,
1,000,000	5.25%, 09/01/2035	908,343
		44,077,033
International (U.S. $ Denominated) - 1.2%
	Corp Andina De Fomento Notes: f
50,000	7.375%, 01/18/2011	53,533
340,000	5.75%, 01/12/2017	341,479
	Korea Electric Power Corporation: f
100,000	7.75%, 04/01/2013	112,388
2,165,000	6.75%, 08/01/2027	2,416,482
	National Bank of Hungary Yankee Debentures,
510,000	8.875%, 11/01/2013 f	611,362
	PEMEX Project Funding Master Trust,
675,000	9.125%, 10/13/2010 f	755,663
	United Mexican States Notes: f
150,000	9.875%, 02/01/2010	168,300
301,000	6.75%, 09/27/2034	328,241
		4,787,448
Mortgage Backed Securities - 38.4%
	Bank of America Alternative Loan Trust:
674,623	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	668,649
953,660	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	925,348
711,544	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	704,935
737,078	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	735,351
1,196,961	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	1,202,015
2,091,149	Series 2003-11, Class 2A1, 6.00%, 01/25/2034	2,102,870
1,226,834	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	1,220,320
1,457,501	Series 2005-9, Class 1CB3, 5.50%, 10/25/2035	1,459,020
872,500	Series 2005-11, Class 1CB4, 5.50%, 12/25/2035	874,142
2,782,500	Series 2006-5, Class CB7, 6.00%, 06/25/2036	2,803,582
	Chase Mortgage Finance Corporation,
1,144,701	Series 2003-S13, Class A11, 5.50%, 11/25/2033	1,150,857
	Citicorp Mortgage Securities, Inc.,
791,724	Series 2004-3, Class A2, 5.25%, 05/25/2034	785,669
	Citigroup Mortgage Loan Trust, Inc.,
2,052,761	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	2,060,635
	Countrywide Alternative Loan Trust,
4,701,829	Series 2006-7CB, Class 2A1, 5.25%, 05/25/2021	4,681,617
2,136,296	Series 2006-J5, Class 3A1, 6.116%, 07/25/2021	2,165,920
2,900,017	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	2,930,068
1,500,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	1,495,884
	Countrywide Home Loans, Inc.,
960,395	Series 2003-39, Class A5, 5.00%, 05/25/2012	956,504
	CS First Boston Mortgage Securities Corp.,
1,612,904	Series 2004-4, Class 2A5, 5.50%, 06/25/2015	1,611,021
	Deutsche Securities Inc. Mortgage,
2,529,837	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	2,569,905
	Federal Gold Loan Mortgage Corporation (FGLMC):
2,046,193	6.00%, 06/01/2020	2,083,381
998,895	5.00%, 06/01/2023	975,574
2,131,623	6.50%, 06/01/2029	2,197,463
2,843,201	5.50%, 01/01/2036	2,816,277
5,906,797	6.00%, 12/01/2036	5,954,385

	Federal Home Loan Mortgage Corporation (FHLMC):
281,385	6.50%, 07/01/2014	288,304
895,874	5.50%, 11/01/2022	893,476
784,722	5.50%, 07/01/2023	782,563
1,201,923	Series 3124, Class VP, 6.00%, 06/15/2014	1,227,525
542,384	Series 2695, Class UA, 5.50%, 09/15/2014	545,091
2,200,913	Series R007, Class AC, 5.875%, 05/15/2016	2,215,364
2,428,742	Series R003, Class VA, 5.50%, 08/15/2016	2,451,303
1,839,983	Series 3097, Class MC, 6.00%, 11/15/2016	1,877,025
832,823	Series 2391, Class QR, 5.50%, 12/15/2016	839,854
53,337	Series 2533, Class PC, 5.00%, 10/15/2017	53,210
4,336,066	Series R009, Class AJ, 5.75%, 12/15/2018	4,362,527
256,960	Series 206, Class E, 0.00%, 07/15/2019 ^	253,120
988,868	Series R010, Class AB, 5.50%, 12/15/2019	991,178
130,432	Series 141, Class D, 5.00%, 05/15/2021	129,550
103,427	Series 1074, Class I, 6.75%, 05/15/2021	103,212
685,357	Series 1081, Class K, 7.00%, 05/15/2021	683,918
117,103	Series 163, Class F, 7.83%, 07/15/2021	116,479
230,291	Series 188, Class H, 7.00%, 09/15/2021	229,064
108,854	Series 1286, Class A, 6.00%, 05/15/2022	108,627
2,600,000	Series 1694, Class PK, 6.50%, 03/15/2024	2,705,613
58,739	Series 2141, Class N, 5.55%, 11/15/2027	58,610
1,075,000	Series 2664, Class LG, 5.50%, 07/15/2028	1,081,279
	Federal National Mortgage Association (FNMA):
1,529,199	5.50%, 07/01/2015	1,537,578
2,590,424	5.00%, 02/01/2018	2,562,594
909,329	5.50%, 01/01/2023	906,924
2,779,319	5.50%, 07/01/2023	2,771,542
2,665,258	6.00%, 03/01/2026	2,695,910
745,936	6.00%, 03/01/2033	755,317
881,711	5.50%, 07/01/2033	874,486
567,500	5.00%, 11/01/2033	549,738
1,984,078	5.50%, 11/01/2033	1,967,820
1,030,452	6.00%, 11/01/2034	1,040,838
3,261,392	5.50%, 02/01/2035	3,232,776
4,145,090	5.00%, 11/01/2035	4,008,828
7,997,012	5.50%, 04/01/2036	7,921,531
2,733,212	Series 2006-B2, Class AB, 5.50%, 05/25/2014	2,736,566
1,000,000	Series 2003-27, Class OJ, 5.00%, 07/25/2015	994,209
500,000	Series 2003-24, Class PC, 5.00%, 11/25/2015	497,107
110,646	Series 2002-56, Class MC, 5.50%, 09/25/2017	111,370
512,162	Series 1989-37, Class G, 8.00%, 07/25/2019	543,524
103,974	Series 1989-94, Class G, 7.50%, 12/25/2019	109,144
25,851	Series 1990-58, Class J, 7.00%, 05/25/2020	26,816
277,432	Series 1990-76, Class G, 7.00%, 07/25/2020	286,512
112,466	Series 1990-105, Class J, 6.50%, 09/25/2020	115,669
41,716	Series 1990-108, Class G, 7.00%, 09/25/2020	42,697
42,458	Series 1991-1, Class G, 7.00%, 01/25/2021	43,647
91,599	Series 1991-86, Class Z, 6.50%, 07/25/2021	93,151
362,218	Series 2003-28, Class KA, 4.25%, 03/25/2022	352,164
42,150	Series G92-30, Class Z, 7.00%, 06/25/2022	43,530
881,975	Series 1993-58, Class H, 5.50%, 04/25/2023	885,334
38,445	Series 2003-17, Class QR, 4.50%, 11/25/2025	38,134
841,341	Series 2003-31, Class KG, 4.50%, 12/25/2028	836,477
711,299	Series 1998-66, Class C, 6.00%, 12/25/2028	716,679
113,721	Series 2003-44, Class AB, 3.75%, 05/25/2033	108,507
3,065,232	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	3,072,897
3,342,561	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	3,315,064
2,500,000	Series 2004-W10, Class A24, 5.00%, 08/25/2034	2,478,564

	First Horizon Alternative Mortgage Securities:
1,473,224	Series 2005-FA7, Class 2A1, 5.00%, 09/25/2020	1,456,940
2,312,478	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	2,320,811
3,863,937	Series 2006-FA8, Class 2A1 5.75%, 02/25/2037	3,873,141
	First Union National Bank Commercial Mortgage Securities Inc.,
2,750,000	Series 2001-C4, Class A2, 6.223%, 12/12/2033	2,861,897
	GE Capital Commercial Mortgage Corporation:
2,000,000	Series 2000-1, Class A2, 6.496%, 01/15/2033	2,081,423
1,200,000	Series 2002-3A, Class AZ, 4.996%, 12/10/2037	1,192,533
	GMAC Commercial Mortgage Securities, Inc.,
4,500,000	Series 2003-C1, Class A2, 4.079%, 05/10/2036	4,248,924
	Government National Mortgage Association (GNMA):
800,000	Series 2004-78, Class C, 4.658%, 04/16/2029	778,970
606,421	6.00%, 11/20/2033	614,886
	J.P. Morgan Alternative Loan Trust,
1,686,233	Series 2006-A1, Class 2A1, 5.7994%, 03/25/2036	1,705,240
	J.P. Morgan Mortgage Trust,
3,000,000	Series 2006-A7, Class 2A4R, 5.4813%, 01/25/2037	3,022,750
	Master Alternative Loans Trust,
1,053,072	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	1,043,035
	Residential Accredit Loans, Inc.,
891,103	Series 2004-QS6, Class A1, 5.00%, 05/25/2019	882,996
	Residential Funding Mortgage Security I,
800,000	Series 2003-S11, Class A2, 4.00%, 06/25/2018	759,836
	Salomon Brothers Mortgage Securities VII,
2,248,541	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	2,173,287
	Wachovia Bank Commercial Mortgage Trust,
1,800,000	Series 2003-C3, Class A2, 4.867%, 02/15/2035	1,770,009
	Washington Mutual, Inc. Pass-Thru Certificates:
2,788,340	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	2,735,188
1,939,445	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	1,963,442
1,214,711	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	1,220,380
		154,107,616
Municipal Bonds - 1.2%
	Cuyahoga County Ohio Industrial Development Revenue,
1,000,000	9.125%, 10/01/2023	1,198,750
	Tobacco Settlement Authority Iowa,
2,300,000	6.50%, 06/01/2023	2,297,194
	Tobacco Settlement Financing Corporation:
360,000	Series 2001-A, Class A, 5.92%, 06/01/2012	359,028
785,417	Series 2001-A, Class A, 6.36%, 05/15/2025	785,794
		4,640,766
Utilities - 5.2%
	Beaver Valley Funding Corporation Debentures,
475,000	9.00%, 06/01/2017	540,312
	Canadian Natural Resources,
1,000,000	6.25%, 03/15/2038 f	978,403
	Dominion Resources Inc.,
500,000	7.195%, 09/15/2014	549,596
	Duke Capital LLC Notes,
1,000,000	5.668%, 08/15/2014	989,521
	Energy Transfer Partners,
750,000	5.65%, 08/01/2012	759,205
	Exelon Corporation Senior Notes,
300,000	6.75%, 05/01/2011	312,520

	Kinder Morgan Energy Partners Senior Notes,
600,000	6.30%, 02/01/2009	610,570
	Kinder Morgan Finance,
900,000	5.70%, 01/05/2016 f	843,846
	Kiowa Power Partners LLC,
242,441	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $257,225) *	235,856
	MidAmerican Energy Holdings Company Senior Notes,
750,000	7.63%, 10/15/2007	757,758
	National Grid PLC Notes,
1,325,000	6.30%, 08/01/2016 f	1,383,708
	Nisource Finance Corporation,
1,550,000	7.875%, 11/15/2010	1,679,943
	ONEOK, Inc. Senior Notes,
425,000	7.125%, 04/15/2011	451,401
	Pacific Gas & Electric Company 1st Mortgage,
850,000	6.05%, 03/01/2034	852,080
	Plains All American Pipeline Senior Notes,
1,000,000	5.625%, 12/15/2013	999,477
	PPL Energy Supply, LLC Senior Notes,
300,000	6.40%, 11/01/2011	311,523
	PSE&G Energy Holdings LLC Senior Notes,
175,000	8.50%, 06/15/2011	189,000
	PSE&G Power LLC:
250,000	7.75%, 04/15/2011	271,123
350,000	5.00%, 04/01/2014	337,594
	RGS (I&M) Funding Corporation Debentures,
1,632,601	9.82%, 12/07/2022	1,966,060
	Southern Natural Gas,
1,400,000	5.90%, 04/01/2017 (Acquired 03/14/2007, Cost $1,397,676) *	1,399,990
	System Energy Resources 1st Mortgage,
1,000,000	4.875%, 10/01/2007	997,045
	Transcontinental Gas Pipe Line Corporation Senior Notes,
700,000	8.875%, 07/15/2012	796,250
	Tristate Gen & Trans Assn,
179,192	6.04%, 01/31/2018 (Acquired 10/14/2003; Cost $179,192) *	181,233
	Vectren Utility Holdings,
500,000	6.625%, 12/01/2011	523,022
	Verizon Communications Debentures,
1,200,000	6.84%, 04/15/2018	1,298,581
	The Williams Companies, Inc. Notes,
550,000	8.125%, 03/15/2012	598,125
		20,813,742
U.S. Government Agency Issues - 3.7%
	Federal National Mortgage Association (FNMA):
12,125,000	6.00%, 05/15/2011	12,642,689
2,364,205	5.50%, 09/01/2034	2,343,461
		14,986,150
U.S. Treasury Obligations - 10.5%
	U.S. Treasury Bonds:
1,175,000	9.125%, 05/15/2018	1,615,166
35,300,000	6.25%, 08/15/2023	40,526,059
		42,141,225

	Total Long-Term Investments (Cost $377,853,072)	379,223,816

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 15.4% (Cost $61,753,829) (Please Refer to Note 1)		61,753,829

	SHORT TERM INVESTMENTS - 3.9%
	Money Market Funds - 3.9%
	15,574,526	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	15,574,526
	173,176	Short-Term Investment Trust Prime Portfolio - AIM Fund	173,176
		Total Short-Term Investments (Cost $15,747,702)	15,747,702
		Total Investments (Cost $455,354,603) - 113.8%	456,725,347
		Liabilities in Excess of Other Assets - (13.8)%	(55,554,808)
		TOTAL NET ASSETS - 100.0%	$401,170,539

@	Security In Default
^	Non Income Producing
*	Restricted Security Deemed Liquid
f	Foreign Security

Baird Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS - 93.9%
Arizona - 2.4%
	Arizona Health Facilities Authority Hospital Revenue,
$1,415,000	6.375%, 12/01/2037 (Pre-refunded to 12/01/2012)	$1,616,510
Arkansas - 0.8%
	Springdale Arkansas Sales & Use Tax Revenue,
500,000	4.00%, 07/01/2016 (Pre-refunded to various dates)	499,770
California - 1.3%
	Golden State Tobacco Securitization Corporation,
500,000	6.25%, 06/01/2033	552,075
	Santa Rosa California Hospital Revenue,
290,000	10.30%, 03/01/2011 (ETM)	333,280
		885,355
Colorado - 3.9%
	Adams County Colorado Single Family Mortgage Revenue,
2,000,000	8.875%, 08/01/2012 (ETM)	2,495,920
	Colorado Springs Colorado Utilities Revenue,
90,000	5.80%, 11/15/2010 (ETM)	93,197
		2,589,117
Delaware - 2.5%
	Delaware State Economic Development Authority Revenue,
1,500,000	6.75%, 01/01/2013 (ETM)	1,654,845
Florida - 2.8%
	Jacksonville Florida Health Facility Authority Hospital Revenue,
300,000	11.50%, 10/01/2012 (ETM)	414,426
	Orange County Florida Health Revenue,
210,000	8.75%, 10/01/2009 (ETM)	224,528
	Orlando Florida Utilities Commission Water & Electric Revenue,
1,000,000	6.75%, 10/01/2017 (ETM)	1,190,590
		1,829,544
Georgia - 1.8%
	Fulton County Georgia Hospital Authority Revenue,
1,020,000	7.875%, 10/01/2013 (ETM)	1,188,341
Illinois - 8.5%
	Chicago Illinois General Obligation Project and Refunding,
1,000,000	5.00%, 01/01/2017 (FSA Insured)	1,079,990
	Chicago Illinois Metropolitan Water Reclamation District General Obligation,
1,440,000	7.00%, 12/01/2010 (ETM)	1,603,713
	Cook County Illinois School District No. 100,
1,430,000	8.10%, 12/01/2016 (ETM)	1,910,752
	Lake County Community High School District No. 128,
1,000,000	5.00%, 01/01/2013	1,062,910
		5,657,365
Indiana - 0.5%
	Indiana Toll Road Commission,
285,000	9.00%, 01/01/2015 (ETM)	360,876
Iowa - 2.4%
	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
1,010,000	5.00%, 06/01/2015 (MBIA Insured)	1,089,224
	Muscatine Iowa Electric Revenue,
470,000	6.70%, 01/01/2013 (ETM)	509,842
		1,599,066

Louisiana - 6.0%
	Denham Springs-Livingston Housing and Mortgage Finance Authority,
745,000	7.20%, 08/01/2010 (ETM)	826,071
	Houma-Terrebonne Public Trust Financing Authority,
400,000	7.30%, 04/01/2010 (ETM)	439,356
	Houma-Terrebonne Public Trust Financing Authority Single Family Mortgage Revenue,
1,000,000	7.30%, 04/01/2011 (ETM)	1,128,500
	Jefferson Parish Louisiana Home Mortgage Authority,
1,450,000	7.10%, 08/01/2010 (ETM)	1,606,643
		4,000,570
Minnesota - 1.0%
	Western Minnesota Municipal Power Agency,
600,000	6.375%, 01/01/2016 (ETM)	664,062
Mississippi - 1.6%
	Mississippi Housing Financial Corporation,
600,000	0.00%, 06/01/2015 (ETM) ^	435,378
	Mississippi State,
595,000	6.20%, 02/01/2008 (ETM)	607,489
		1,042,867
Nevada - 3.2%
	Reno Nevada Capital Improvement Revenue,
1,965,000	5.50%, 06/01/2019 (Pre-refunded to 06/01/2012)	2,131,534
New Jersey - 2.3%
	New Jersey State Transportation Trust Fund Authority,
1,000,000	6.00%, 12/15/2017 (Pre-refunded 12/15/2011)	1,101,440
	New Jersey State Turnpike Authority: (ETM)
262,000	6.75%, 01/01/2009	268,610
130,000	6.50%, 01/01/2016	151,003
		1,521,053
New York - 2.0%
	New York, New York,
1,000,000	5.00%, 03/01/2016 (FGIC Insured)	1,075,610
	TSASC Inc. New York,
235,000	4.75%, 06/01/2022	234,756
		1,310,366
North Carolina - 0.4%
	North Carolina Eastern Municipal Power Agency Power Systems Revenue,
225,000	6.40%, 01/01/2021 (ETM)	268,934
Ohio - 0.3%
	Miamisburg Ohio Water Revenue,
150,000	7.00%, 11/15/2016 (ETM)	171,853
Oklahoma - 4.0%
	Tulsa County Oklahoma Home Financing Authority Single Family Mortgage Revenue,
2,360,000	6.90%, 08/01/2011 (ETM)	2,666,163
Pennsylvania - 4.9%
	Philadelphia Pennsylvania Gas Works,
815,000	7.00%, 05/15/2020 (ETM)	966,166
	Pittsburgh Pennsylvania Water & Sewer Authority,
1,285,000	7.25%, 09/01/2014 (ETM)	1,442,040
	Wilson Pennsylvania Area School District,
1,000,000	0.00%, 05/15/2011 (AMBAC Insured) ^	853,080
		3,261,286
South Carolina - 0.5%
	Greenville South Carolina Waterworks Revenue,
285,000	7.00%, 02/01/2010 (ETM)	310,627

South Dakota - 1.1%
	Heartland Consumers Power District,
665,000	7.00%, 01/01/2016 (ETM)	755,433
Tennessee - 3.4%
	Metropolitan Government Nashville & Davidson County Tennessee H&E,
430,000	6.10%, 07/01/2010 (ETM)	444,848
	Metropolitan Government Nashville & Davidson County Tennessee Water & Sewer Revenue,
1,545,000	6.50%, 12/01/2014 (ETM)	1,805,301
		2,250,149
Texas - 33.6%
	Barbers Hill Texas Independent School District General Obligation,
1,125,000	5.00%, 02/15/2017 (PSF Guaranteed)	1,204,920
	Copperas Cove Texas Independent School District,
1,000,000	5.00%, 08/15/2016 (PSF Guaranteed)	1,078,560
	Cypress-Fairbanks Texas Independent School District,
1,500,000	5.00%, 02/15/2017 (PSF Guaranteed)	1,617,915
	Frisco Texas Independent School District,
1,625,000	6.00%, 08/15/2018 (PSF Guaranteed)	1,886,316
	Georgetown Texas Independent School District
1,000,000	5.00%, 02/15/2016 (PSF Guaranteed)	1,074,540
	Houston Texas Sewer System Revenue,
1,920,000	9.375%, 10/01/2013 (ETM)	2,346,758
	La Porte Texas Independent School District,
1,315,000	5.00%, 02/15/2018 (MBIA Insured)	1,400,173
	Lufkin Texas Independent School District,
1,735,000	5.00%, 08/15/2015 (PSF Guaranteed)	1,862,956
	Mission Consolidation Independent School District,
1,265,000	5.00%, 02/15/2019 (PSF Guaranteed)	1,347,820
	Rockwall Texas Independent School District,
1,295,000	5.00%, 02/15/2015 (PSF Guaranteed)	1,396,075
	Sam Rayburn Texas Municipal Power Agency,
775,000	6.00%, 09/01/2010 (ETM)	819,508
	San Antonio Texas Independent School District,
2,000,000	5.00%, 08/15/2017 (PSF Guaranteed)	2,149,720
	Socorro Texas Independent School District,
575,000	5.25%, 08/15/2012 (PSF Guaranteed)	617,976
	Texas Public Building Authority Revenue,
345,000	7.125%, 08/01/2011 (ETM)	375,294
	Trinity River Authority Texas Revenue,
1,900,000	5.50%, 02/01/2021 (MBIA Insured)	2,076,586
	University of Houston Texas,
1,000,000	5.25%, 02/15/2012 (FSA Insured)	1,067,450
		22,322,567
Utah - 1.1%
	Salt Lake City Utah Hospital Revenue,
605,000	8.125%, 05/15/2015 (ETM)	703,040
Washington - 1.6%
	Washington State,
1,000,000	5.00%, 09/01/2013 (FGIC Insured)	1,060,140
	TOTAL MUNICIPAL BONDS (Cost $61,531,890)	62,321,433

SHORT-TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%
85,587	First American Tax Free Obligations Fund	85,587
3,141,567	Tax Free Investment Company Cash Reserve Portfolio - AIM Fund	3,141,567
		3,227,154
	TOTAL SHORT TERM INVESTMENTS (Cost $3,227,154)	3,227,154
	Total Investments (Cost $64,759,044) - 98.8%	65,548,587
	Other Assets in Excess of Liabilities - 1.2%	806,763
	TOTAL NET ASSETS - 100.0%	$66,355,350

ETM - Escrowed to Maturity
^ Non Income Producing

Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 95.4%
Asset Backed Securities - 9.3%
	American Express Credit Account Master Trust,
$300,000	Series 2005-5, Class A, 5.36%, 02/15/2013	$300,179
	Contimortgage Home Equity Loan Trust,
133,255	Series 1997-5, Class A6, 6.87%, 03/15/2024	132,481
	Countrywide Asset-Backed Certificates:
600,000	Series 2005-10, Class AF6, 4.915%, 02/25/2036	586,247
400,000	Series 2006-S9, Class A3, 5.728%, 08/25/2036	399,201
300,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	303,010
	Discover Card Master Trust I,
325,000	Series 2005-2, Class A, 5.38%, 04/17/2012	325,624
	GMAC Mortgage Corporation Loan Trust:
76,297	Series 2004-HE5, Class A3, 3.97%, 09/25/2034	75,568
500,000	Series 2005-HE3, Class A2, 5.50%, 02/25/2036	500,143
	Green Tree Financial Corporation:
41,260	Series 1997-1, Class A5, 6.86%, 03/15/2028	42,693
340,757	Series 1998-3, Class A5, 6.22%, 03/01/2030	344,754
383,651	Series 1998-4, Class A5, 6.18%, 04/01/2030	385,983
	Oakwood Mortgage Investors, Inc.,
73,049	Series 1999-B, Class A3, 6.45%, 11/15/2017	68,963
	Renaissance Home Equity Loan Trust:
300,000	Series 2006-2, Class AF3, 5.797%, 08/25/2036	301,867
500,000	Series 2007-1, Class AF2, 5.512%, 04/25/2037	499,688
	Residential Asset Mortgage Products, Inc.,
298,999	Series 2003-RS10, Class AI7, 4.85%, 11/25/2033	294,033
	Residential Asset Securities Corporation,
408,740	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	391,975
	Structured Asset Securities Corporation,
300,000	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	298,510
		5,250,919
Financial - 7.9%
	Bank of America Corporation Subordinated Notes,
300,000	10.20%, 07/15/2015	389,931
	Banponce Trust I,
200,000	8.327%, 02/01/2027 (Callable 06/25/07)	208,554
	First National Bank of Omaha Subordinated Notes,
350,000	7.32%, 12/01/2010	353,624
	First Union Capital,
250,000	7.9349%, 01/15/2027	260,847
	Glencore Funding LLC,
350,000	6.00%, 04/15/2014 (Acquired 03/31/2004 and 12/04/2006;
	Cost $148,928 and $198,740 respectively) *	346,917
30,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 05/19/2006; Cost $33,031) *	33,786
	Health Care Service Corporation Notes,
100,000	7.75%, 06/15/2011 (Acquired 01/26/2005; Cost $115,000) *	108,748
	Istar Financial, Inc.,
300,000	5.85%, 03/15/2017	296,425

	Lehman Brothers Holdings Senior Notes,
350,000	8.80%, 03/01/2015	422,737
	Liberty Mutual Insurance Notes,
375,000	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $239,982) *	391,600
	Marsh & McLennan Companies, Inc.,
100,000	5.375%, 07/15/2014	97,874
	Met Life Global Funding I Notes,
50,000	4.75%, 06/20/2007 (Acquired 09/15/2004; Cost $51,556) *	49,946
	Principal Financial Group (AU) Senior Notes,
100,000	8.20%, 08/15/2009 (Acquired 09/16/2005; Cost $112,015) * f	106,888
	Residential Capital Corporation,
375,000	6.875%, 06/30/2015	378,343
	Santander Financial Issuances,
200,000	6.375%, 02/15/2011 f	208,086
	Travelers Companies, Inc.,
300,000	6.25%, 03/15/2067	296,279
	Washington Mutual Capital I,
457,000	8.375%, 06/01/2027 (Callable on 06/01/2007)	477,136
		4,427,721
Industrial - 17.5%
	AOL Time Warner, Inc.,
300,000	7.625%, 04/15/2031	337,147
	AT&T Wireless Services, Inc. Senior Notes,
100,000	8.75%, 03/01/2031	128,994
	Atlas Air, Inc. Pass Thru Certificates,
487,911	8.707%, 07/02/2021	513,527
	Bunge Ltd. Finance Corporation Notes:
150,000	5.35%, 04/15/2014	144,615
100,000	5.10%, 07/15/2015	93,969
	Clear Channel Communications,
375,000	4.50%, 01/15/2010	361,278
	Continental Airlines, Inc. Pass Thru Certificates:
347	7.42%, 04/01/2007	331
14,322	6.80%, 07/02/2007	14,322
89,955	6.541%, 03/15/2008	89,955
222,723	8.312%, 04/02/2011	229,683
64,824	6.90%, 01/02/2018	68,519
	COX Communications Inc. Notes,
100,000	7.875%, 08/15/2009	105,938
	Deutsche Telekom International Finance BV,
100,000	8.25%, 06/15/2030 f	123,866
	Dollar General Corporation,
350,000	8.625%, 06/15/2010	372,312
	Donnelley (R.R.) & Sons Co.,
250,000	6.125%, 01/15/2017	250,970
	Federal Express Corporation Pass Thru Certificates,
353,418	Series B2, 7.11%, 01/02/2014	375,351
	Ford Motor Company Debentures,
400,000	9.215%, 09/15/2021	367,000
	General Motors Acceptance Corporation Notes:
75,000	7.75%, 01/19/2010	76,982
250,000	6.75%, 12/01/2014	245,773
	General Motors Nova Scotia Finance Company,
175,000	6.85%, 10/15/2008 f	173,906
	Hanson PLC Notes,
350,000	6.125%, 08/15/2016 f	358,862
	Health Management Association,
350,000	6.125%, 04/15/2016	340,433
	Hutchison Whampoa International Limited,
150,000	6.25%, 01/24/2014 (Acquired 06/23/2005; Cost $161,474) * f	156,559

	Marathon Oil Corporation Debentures,
322,000	9.125%, 01/15/2013	383,475
	New York Telephone Company Debentures,
350,000	8.625%, 11/15/2010	382,749
	PCCW Capital II Ltd.,
200,000	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $199,066) * f	202,910
	Plum Creek Timberlands,
300,000	5.875%, 11/15/2015	298,079
	Sprint Capital Corporation,
300,000	8.75%, 03/15/2032	353,856
	Sungard Data Systems Inc. Notes,
250,000	3.75%, 01/15/2009	240,000
	TCI Communications, Inc. Debentures,
175,000	7.875%, 08/01/2013	195,964
	Telecom Italia Capital,
350,000	7.20%, 07/18/2036 f	364,390
	Telefonica Emisiones, S.A.U.,
200,000	6.421%, 06/20/2016 f	208,745
	Time Warner Companies, Inc.,
92,000	6.875%, 06/15/2018	98,873
	Time Warner Entertainment Senior Notes,
25,000	8.875%, 10/01/2012	28,864
	Tyco International Group S.A.:
150,000	6.125%, 01/15/2009 f	152,714
50,000	6.00%, 11/15/2013 f	52,560
	United AirLines, Inc. Pass Thru Certificates:
385,943	6.201%, 09/01/2008	388,837
73,583	7.762%, 12/31/2049	68,524
	Univision Communication, Inc.:
158,000	3.50%, 10/15/2007	155,630
250,000	3.875%, 10/15/2008	241,875
	Vale Overseas Limited:
100,000	8.25%, 01/17/2034 f	119,858
125,000	6.875%, 11/21/2036 f	129,086
	Viacom, Inc.,
150,000	7.70%, 07/30/2010	161,359
	Viacom, Inc. Senior Notes,
150,000	6.25%, 04/30/2016	152,063
	Vodafone Group PLC,
500,000	6.15%, 02/27/2037 f	482,691
		9,793,394
International (U.S. $ Denominated) - 1.7%
	Export-Import Bank Korea Notes,
500,000	4.625%, 03/16/2010 f	493,048
	PEMEX Project Funding Master Trust,
400,000	9.125%, 10/13/2010 f	447,800
		940,848
Mortgage Backed Securities - 38.8%
	Bank of America Alternative Loan Trust:
211,228	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	212,120
427,055	Series 2006-2, Class 6A1, 5.50%, 03/25/2021	427,837
	Citigroup Mortgage Loan Trust, Inc.:
290,289	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	291,403
410,758	Series 2005-9, Class 22A2, 6.00%, 11/25/2035	412,390
	Countrywide Alternative Loan Trust:
433,353	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	431,490
386,669	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	390,676

	Deutsche Securities Inc. Mortgage,
473,930	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	481,436
	Federal Gold Loan Mortgage Corporation (FGLMC):
708,601	5.50%, 11/01/2017	712,006
361,739	6.00%, 06/01/2021	367,759
690,450	5.00%, 12/01/2020	681,213
78,389	6.50%, 09/01/2028	80,857
130,691	6.50%, 12/01/2028	134,805
94,172	6.50%, 05/01/2029	97,081
94,095	6.50%, 06/01/2029	97,002
	Federal Home Loan Mortgage Corporation (FHLMC):
372,917	Series 3122, Class VA, 6.00%, 01/15/2017	380,252
895,492	Series R009, Class AJ, 5.75%, 12/15/2018	900,956
21,838	Series 1053, Class G, 7.00%, 03/15/2021	21,790
43,056	Series 136, Class E, 6.00%, 04/15/2021	42,874
300,000	Series 2673, Class NC, 5.50%, 05/15/2021	301,775
266,966	Series 2804, Class VC, 5.00%, 07/15/2021	261,041
41,976	Series 1122, Class G, 7.00%, 08/15/2021	41,889
93,454	Series 1186, Class I, 7.00%, 12/15/2021	96,099
246,710	Series 3132, Class MA, 5.50%, 12/15/2023	247,195
224,508	Series 2598, Class QC, 4.50%, 06/15/2027	221,830
	Federal National Mortgage Association (FNMA):
296,600	5.00%, 02/01/2018	293,414
206,256	5.00%, 10/01/2018	203,951
205,879	5.00%, 11/01/2018	203,577
161,588	5.50%, 03/01/2023	161,136
963,998	5.50%, 07/01/2023	961,301
355,368	6.00%, 03/01/2026	359,455
62,314	6.50%, 09/01/2028	64,294
108,936	6.50%, 02/01/2029	112,397
235,934	5.50%, 01/01/2032	234,004
483,743	5.50%, 02/01/2035	479,499
2,462,022	5.50%, 04/01/2036	2,438,784
19,995	Series 1989-94 Class G, 7.50%, 12/25/2019	20,989
83,657	Series 1990-15, Class J, 7.00%, 02/25/2020	87,200
15,754	Series 1991-21, Class J, 7.00%, 03/25/2021	16,288
297,464	Series 1991-43, Class J, 7.00%, 05/25/2021	308,666
374,094	Series 1991-65, Class Z, 6.50%, 06/25/2021	383,922
379,261	Series 1992-129, Class L, 6.00%, 07/25/2022	385,331
119,413	Series 1993-32, Class H, 6.00%, 03/25/2023	119,912
633,348	Series 1993-58, Class H, 5.50%, 04/25/2023	635,760
275,348	Series 2003-31, Class KG, 4.50%, 12/25/2028	273,756
54,565	Series 2003-44, Class AB, 3.75%, 05/25/2033	52,063
311,251	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	308,690
	FHLMC Remic Series:
596,288	Series R010, Class VA, 5.50%, 04/15/2017	601,499
593,321	Series R010, Class AB, 5.50%, 12/15/2019	594,707
	First Horizon Alternative Mortgage Securities:
375,250	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	376,602
579,591	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	580,971
	First Union National Bank Commercial Mortgage Securities Inc.,
825,000	Series 2001-C4, Class A2, 6.223%, 12/12/2033	858,569
	GE Capital Mortgage Corporation,
500,000	Series 2000-1, Class A2, 6.496%, 01/15/2033	520,356
	Government National Mortgage Association (GNMA):
171,038	6.00%, 12/20/2028	173,725
62,286	6.50%, 01/20/2029	64,043
161,712	6.00%, 11/20/2033	163,970

	JP Morgan Mortgage Trust,
500,000	Series 2006-A7, Class 2A4R, 5.4813%, 01/25/2037	503,792
	Master Alternative Loans Trust:
669,145	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	668,577
207,423	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	205,446
	Wachovia Bank Commercial Mortgage Trust,
500,000	Series 2003-C3, Class A2, 4.867%, 02/15/2035	491,669
	Washington Mutual, Inc. Pass-Thru Certificates:
224,349	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	220,073
252,285	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	255,407
		21,717,571
Utilities - 5.2%
	Commonwealth Edison,
200,000	5.40%, 12/15/2011	195,219
	Energy Transfer Partners,
150,000	5.65%, 08/01/2012	151,841
	Kinder Morgan Energy Partners Senior Notes,
350,000	5.35%, 08/15/2007	349,725
	Kiowa Power Partners LLC,
80,814	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $83,204) *	78,619
	ONEOK, Inc. Senior Notes,
400,000	7.125%, 04/15/2011	424,848
	Pacific Gas & Electric Company 1st Mortgage,
50,000	6.05%, 03/01/2034	50,122
	PPL Energy Supply LLC,
200,000	6.20%, 05/15/2016	204,450
	PSE&G Energy Holdings LLC Senior Notes,
200,000	8.50%, 06/15/2011	216,000
	PSI Energy, Inc. Debentures,
50,000	7.85%, 10/15/2007	50,600
	RGS (I&M) Funding Corporation Debentures,
296,837	9.82%, 12/07/2022	357,465
	Southern Natural Gas,
300,000	5.90%, 04/01/2017 (Acquired 03/14/2007, Cost $299,502) *	299,998
	TXU Corporation,
200,000	6.375%, 01/01/2008	200,580
	Tristate Gen & Trans Assn,
89,596	6.04%, 01/31/2018 (Acquired 10/14/2003; Cost $100,000) *	90,616
	Williams Cos. Inc. Notes:
50,000	7.125%, 09/01/2011	52,375
200,000	7.875%, 09/01/2021	220,000
		2,942,458
Taxable Municipal Bonds - 0.6%
	Tobacco Settlement Financing Corporation,
326,212	6.36%, 05/15/2025	326,368
U.S. Government Agency Issues - 0.5%
	Federal National Mortgage Association (FNMA),
275,000	6.00%, 05/15/2011	286,741
U.S. Treasury Obligations - 13.9%
	U.S. Treasury Bonds: - 13.9%
875,000	9.125%, 05/15/2018	1,202,783
5,725,000	6.25%, 08/15/2023	6,572,569
		7,775,352

	Total Long-Term Investments (Cost $53,147,974)	53,461,372

COLLATERAL POOL INVESTMENT FOR SECURITIES
ON LOAN - 16.5% (Cost $9,202,646) (Please Refer to Note 1)		9,202,646

	SHORT TERM INVESTMENTS - 3.8%
	Money Market Fund - 3.8%
		Short-Term Investment Company Liquid Assets
	2,140,065	Portfolio - AIM Fund	2,140,065
		TOTAL SHORT TERM INVESTMENTS (Cost $2,140,065)	2,140,065
		Total Investments (Cost $64,490,685) - 115.7%	64,804,083
		Liabilities in Excess of Other Assets - (15.7)%	(8,779,652)
		TOTAL NET ASSETS - 100.0%	$56,024,431

*	Restricted Security Deemed Liquid
f	Foreign Security

Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.8%
Asset Backed Securities - 9.9%
	AESOP Funding II LLC,
$400,000	Series 2005-1A, Class A1, 3.95%, 04/20/2008 (Acquired 02/17/2005, Cost $399,964) *	$395,127
	Bayview Financial Acquisition Trust,
674,393	Series 2005-B, Class 1A2, 4.696%, 04/28/2039	668,990
	Chase Manhatten Auto Owner Trust,
77,829	Series 2003-C, Class A4, 2.94%, 06/15/2010	77,044
	CitiFinancial Mortgage Securities, Inc.,
611,376	Series 2004-1, Class AF2, 2.645%, 04/25/2034	597,240
	CNH Equipment Trust,
263,574	Series 2005-A, Class A3, 4.02%, 04/15/2009	262,152
	Countrywide Asset-Backed Certificates:
1,500,000	Series 2006-S7, Class A2, 5.571%, 11/25/2035	1,500,948
1,000,000	Series 2005-10, Class AF2, 4.493%, 02/25/2036	993,041
1,153,000	Series 2005-12, Class 1A2, 4.847%, 02/25/2036	1,144,217
725,000	Series 2005-13, Class AF2, 5.294%, 04/25/2036	721,612
1,000,000	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	1,007,804
1,500,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	1,515,410
	Ford Credit Auto Owner Trust,
500,000	Series 2005-B, Class A4, 4.38%, 01/15/2010	495,549
	GMAC Mortgage Corporation Loan Trust,
3,500,000	Series 2005-HE3, Class A2, 5.47%, 02/25/2036	3,501,000
	Green Tree Financial Corporation,
868,541	Series 1998-3, Class A5, 6.22%, 03/01/2030	878,728
	Household Automobile Trust,
76,782	Series 2003-1, Class A4, 2.22%, 11/17/2009	76,490
	MBNA Credit Card Master Note Trust,
300,000	Series 2003-A3, Class A3, 2.93%, 08/15/2010	300,399
	Merrill Lynch Mortgage Investors Inc.,
752,192	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	746,738
	Residential Asset Mortgage Products, Inc.:
551,707	Series 2004-RS12, Class AI3, 3.981%, 04/25/2029	547,736
397,716	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	394,300
	Residential Asset Securities Corporation,
51,202	Series 2004-KS4, Class AI3, 3.08%, 08/25/2029	50,651
	Residential Funding Mortgage Securities,
144,131	Series 2003-HS3, Class AI2, 3.15%, 07/25/2018	142,661
		16,017,837
Financial - 15.4%
	ABN-AMRO Bank NV,
880,000	7.00%, 04/01/2008 f	892,174
	Allfirst Financial, Inc. Subordinated Notes,
1,405,000	7.20%, 07/01/2007	1,409,738
	American General Finance Corporation Notes,
140,000	4.50%, 11/15/2007	139,421
	Bank of Oklahoma Subordinated Notes,
594,000	7.125%, 08/15/2007	597,341
	Bank United Notes,
251,000	8.00%, 03/15/2009	263,249

	Bankers Trust Corporation Subordinated Notes,
472,000	7.375%, 05/01/2008	480,695
	BB&T Corporation Subordinated Notes,
110,000	7.25%, 06/15/2007	110,380
	Block Financial Corporation Notes,
623,000	8.50%, 04/15/2007	623,513
	BNY Capital I Notes,
1,156,000	Series B, 7.97%, 12/31/2026 (Callable 06/25/2007)	1,203,115
	Capital One Bank Notes,
500,000	4.875%, 05/15/2008	498,131
	Chubb Corporation Senior Notes,
100,000	7.125%, 12/15/2007	101,065
	CIT Group Inc. Senior Notes,
210,000	5.50%, 11/30/2007	210,131
	Citicorp Subordinated Notes,
200,000	7.00%, 07/01/2007	200,688
	Citifinancial Debentures,
375,000	10.00%, 05/15/2009	411,447
	Comerica Incorporated Subordinated Notes,
675,000	7.25%, 08/01/2007	679,233
	Compass Bank Subordinated Notes,
550,000	8.10%, 08/15/2009	583,709
	Corestates Capital Trust I,
388,000	8.00%, 12/15/2026 (Callable 06/25/2007) (Acquired 01/26/2006 & 06/05/2006; Cost $211,938 & $196,930, respectively) *	403,386
	Countrywide Home Loans Notes,
500,000	4.125%, 09/15/2009	486,269
	Credit Suisse First Boston USA Inc. Senior Notes,
537,000	6.50%, 06/01/2008	543,899
	First Union Capital,
800,000	7.9349%, 01/15/2027 (Callable 06/25/2007)	834,712
	Franchise Finance Corporation Notes,
200,000	7.07%, 01/15/2008	202,318
	The Goldman Sachs Group, Inc. Senior Unsubordinated Notes,
273,000	7.80%, 01/28/2010	291,910
	Key Bank NA Subordinated Notes,
575,000	6.50%, 10/15/2027 (Callable and Putable 04/15/2008)	585,561
	Lehman Brothers Holdings, Inc. Notes,
400,000	3.50%, 08/07/2008	390,848
	MBNA Capital Series A,
1,413,000	8.278%, 12/01/2026 (Callable 06/25/2007)	1,479,255
	Mellon Capital I Series A,
250,000	7.72%, 12/01/2026 (Callable 06/15/2007)	259,866
	Met Life Global Funding I Notes,
200,000	4.75%, 06/20/2007 (Acquired 02/11/2005; Cost $203,862) *	199,783
	Morgan Stanley,
438,000	8.00%, 06/15/2010	476,909
	NB Capital Trust IV,
720,000	8.25%, 04/15/2027 (Callable 06/25/2007)	748,885
	New York Life Global Funding,
625,000	3.875%, 01/15/2009 (Acquired 01/23/2006; Cost $608,075) *	611,606
	North Fork Capital Trust II,
1,000,000	8.00%, 12/15/2027 (Callable 12/15/2007)	1,052,633
	Phoenix Companies,
700,000	6.675%, 02/16/2008	704,543
	PNC Financial Services Subordinated Notes,
633,000	9.65%, 06/15/2009	690,289
	PNC Funding Corporation,
530,000	6.125%, 02/15/2009	538,848

	Popular North America, Inc.
365,000	4.70%, 06/30/2009	360,330
	Principal Life Global:
150,000	5.125%, 06/28/2007 (Acquired 12/28/2004; Cost $154,880) *	149,880
275,000	3.625%, 04/30/2008 (Acquired 08/17/2005; Cost $268,452) *	269,248
	Republic New York Corporation Subordinated Notes,
155,000	9.70%, 02/01/2009	166,698
	Residential Capital Corporation,
600,000	6.125%, 11/21/2008	599,693
	SAFECO Corporation Notes,
487,000	6.875%, 07/15/2007	489,053
	Transamerica Corporation Debentures,
200,000	9.375%, 03/01/2008	205,400
	Unitrin, Inc. Senior Notes,
1,300,000	5.75%, 07/01/2007	1,300,645
	Unum Group,
850,000	5.859%, 05/15/2009	857,334
	Wells Fargo & Company Subordinated Notes,
313,000	6.25%, 04/15/2008	315,527
	Zurich Capital Trust I,
1,175,000	8.376%, 06/01/2037 (Callable 06/01/2007) (Acquired 04/06/2006; Cost $1,248,931) *	1,226,947
		24,846,305
Industrial - 24.2%
	American Standard, Inc.,
1,500,000	7.375%, 02/01/2008	1,519,099
	Bell Telephone Co. Pennsylvania Debentures,
306,000	7.375%, 07/15/2007	307,555
	BellSouth Telecommunication Debentures,
150,000	5.875%, 01/15/2009	151,717
	Belo Corporation Senior Notes,
1,250,000	7.125%, 06/01/2007	1,251,736
	British Telecom PLC Notes,
225,000	8.375%, 12/15/2010 f	251,158
	Bunge Limited Finance Corporation,
1,000,000	4.375%, 12/15/2008	983,993
	Cadbury Schweppes U.S. Finance Notes,
874,000	3.875%, 10/01/2008 (Acquired 08/30/2005 and 02/14/2007; Cost $685,461 and 169,801 respectively) *	855,659
	Chelsea Property Group
1,190,000	7.25%, 10/21/2007	1,198,273
	Chevron Phillips Chemical Company Notes,
605,000	5.375%, 06/15/2007	604,693
	Comcast Cable Communications, Inc. Notes,
200,000	6.20%, 11/15/2008	203,019
	Computer Sciences Corporation Notes,
610,000	3.50%, 04/15/2008	595,561
	Cooper Cameron Corporation Senior Notes,
1,336,000	2.65%, 04/15/2007	1,334,803
	COX Communications Inc. Notes,
581,000	7.875%, 08/15/2009	615,499
	Devon Energy Corporation Debentures,
579,000	10.125%, 11/15/2009	641,172
	Donnelley (R.R.) & Sons Notes,
1,000,000	3.75%, 04/01/2009	972,538
	FMC Corporation Notes,
1,423,000	7.00%, 05/15/2008	1,439,399
	Fiserv Inc.,
1,000,000	3.00%, 06/27/2008	968,710
	Ford Motor Credit Company Senior Notes,
300,000	4.95%, 01/15/2008	296,408

	General Motors Acceptance Corporation Notes,
250,000	6.125%, 08/28/2007	249,851
	GTE South, Inc.
850,000	6.125%, 06/15/2007	850,955
	Halliburton Company Notes:
225,000	5.625%, 12/01/2008	226,150
425,000	5.50%, 10/15/2010	429,589
	Harrahs Operating Company Inc.,
260,000	7.125%, 06/01/2007	260,975
	ICI Wilmington,
1,200,000	7.05%, 09/15/2007	1,207,300
	International Paper Company Notes:
885,000	6.50%, 11/15/2007	888,300
675,000	4.00%, 04/01/2010	651,905
	John Deere Capital Corporation Senior Notes,
1,000,000	4.875%, 03/16/2009	996,158
	Johnson Controls Inc. Notes,
700,000	6.30%, 02/01/2008	702,108
	Marathon Oil Corporation Notes:
310,000	5.375%, 06/01/2007	309,934
563,000	6.85%, 03/01/2008	569,606
	Motorola, Inc.,
962,000	4.608%, 11/16/2007	956,767
	News America Holdings,
450,000	7.375%, 10/17/2008	463,099
	Ocean Energy, Inc.,
900,000	4.375%, 10/01/2007	895,151
	Pepco Holdings, Inc.,
2,125,000	5.50%, 08/15/2007	2,124,169
	Premcor Refining Group Inc. Senior Notes,
800,000	9.50%, 02/01/2013 (Callable 02/01/2008)	864,044
	Sealed Air Corporation Senior Notes,
1,000,000	5.375%, 04/15/2008 (Acquired 07/07/2006; Cost $989,890) *	995,199
	Southwestern Bell Telephone Company Notes,
1,402,000	6.625%, 07/15/2007	1,405,977
	Sprint Capital Corporation Notes,
500,000	6.375%, 05/01/2009	510,720
	Telecom Italia Capital,
1,000,000	4.00%, 11/15/2008 f	980,277
	Telus Corporation Notes,
1,028,000	7.50%, 06/01/2007 f	1,031,256
	Thomson Corporation,
1,145,000	5.75%, 02/01/2008 f	1,149,485
	Time Warner Companies, Inc.,
255,000	8.18%, 08/15/2007	257,171
	Time Warner Companies, Inc. Debentures,
750,000	7.48%, 01/15/2008	760,580
	Transocean Inc.,
1,500,000	5.5475%, 09/05/2008 (Callable 09/05/2007) f	1,501,590
	United AirLines, Inc. Pass Thru Certificates,
571,767	Series 2001-1, 6.201%, 09/01/2008	576,055
	Univision Communication, Inc.,
1,050,000	3.50%, 10/15/2007	1,034,250
	Viacom, Inc.,
840,000	5.625%, 05/01/2007	840,092
	Vodafone Group PLC,
1,105,000	7.75%, 02/15/2010 f	1,179,463
		39,059,168

International (U.S. $ Denominated) - 0.6%
	Export-Import Bank Korea Notes,
175,000	4.625%, 03/16/2010 f	172,567
	Korea Development Bank Notes,
600,000	3.875%, 03/02/2009 f	586,031
	PEMEX Project Funding Master Trust,
200,000	6.125%, 08/15/2008 f	201,400
		959,998
Mortgage Backed Securities - 15.3%
	Bank of America Alternative Loan Trust,
1,034,423	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	1,025,262
	Citicorp Mortgage Securities, Inc.:
269,044	Series 2003-11, Class 2A8, 5.50%, 12/25/2033	268,316
791,724	Series 2004-3, Class A2, 5.25%, 05/25/2034	785,669
459,217	Series 2004-4, Class A2, 5.25%, 06/25/2034	448,481
	Countrywide Alternative Loan Trust:
1,590,025	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,579,649
1,080,415	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	1,086,221
1,461,975	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,464,022
	Deutsche Alternative Securities Inc. Mortgage:
1,462,779	Series 2003-3, Class 2A5, 5.00%, 10/25/2033	1,453,398
2,075,000	Series 2005-4, Class A2, 5.05%, 09/25/2035	2,056,878
	Federal Home Loan Mortgage Corporation (FHLMC):
108,804	Series 2548, Class HA, 4.50%, 01/15/2010	107,657
639,833	Series 2835, Class VK, 5.50%, 11/15/2012	641,920
623,030	Series 3033, Class LU, 5.50%, 03/15/2013	628,723
1,083,627	Series 3124, Class VP, 6.00%, 06/15/2014	1,106,710
200,000	Series 2592, Class PD, 5.00%, 07/15/2014	199,073
317,722	Series 2789, Class VM, 5.50%, 04/15/2015	319,322
1,000,000	Series 2390, Class PW, 6.00%, 04/15/2015	1,008,151
263,112	Series 2541, Class JB, 5.00%, 02/15/2016	261,767
684,716	Series 2970, Class DA, 5.50%, 01/15/2023	687,804
	Federal National Mortgage Association (FNMA):
727,210	5.50%, 07/01/2015	731,195
1,175,000	Series 2003-24, Class LC, 5.00%, 12/25/2015	1,168,161
162,438	Series 2002-77, Class QP, 5.00%, 09/25/2026	161,568
2,043,488	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	2,048,598
1,000,000	Series 2004-W10, Class A24, 5.00%, 08/25/2034	991,425
	J.P. Morgan Alternative Loan Trust,
2,000,000	Series 2006-S2, Class A2, 5.81%, 05/25/2036	1,999,684
	Residential Accredit Loans Inc.,
1,200,000	Series 2003-QS17, Class CB3, 5.50%, 09/25/2033	1,193,836
	Washington Mutual, Inc. Pass-Thru Certificates:
698,110	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	701,368
611,552	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	622,685
		24,747,543
Taxable Municipal Bonds - 1.6%
	Educational Enhancement Funding Corporation,
340,786	6.72%, 06/01/2025	341,174
	Erie, Pennsylvania General Obligation,
70,000	5.60%, 11/15/2007	70,000
	Redding California Redevelopment Agency Tax Allocation,
500,000	6.00%, 09/01/2010	508,285
	Richmond Joint Powers Financing Authority Tax Allocation,
475,000	7.35%, 09/01/2010	495,235
	Tobacco Settlement Financing Corporation,
1,104,101	Series 2001A, Class A, 6.36%, 05/15/2025	1,104,631
		2,519,325

	Utilities - 8.4%
		Baltimore Gas & Electric Company Notes,
	1,000,000	5.78%, 10/01/2008	1,005,644
		Cilcorp Inc. Senior Notes,
	940,000	8.70%, 10/15/2009	958,800
		Commonwealth Edison Notes,
	1,410,000	3.70%, 02/01/2008	1,383,985
		Kinder Morgan Energy Partners Senior Notes:
	150,000	5.35%, 08/15/2007	149,882
	1,000,000	6.30%, 02/01/2009	1,017,616
		MidAmerican Energy Holdings Company Senior Notes:
	200,000	4.625%, 10/01/2007	199,143
	575,000	7.63%, 10/15/2007	580,948
	500,000	7.52%, 09/15/2008	514,909
		Nisource Finance Corporation,
	1,000,000	7.875%, 11/15/2010	1,083,834
		Panhandle Eastern Pipeline Senior Notes,
	1,332,000	4.80%, 08/15/2008	1,322,093
		PSE&G Power LLC,
	250,000	3.75%, 04/01/2009	242,683
		Sempra Energy Senior Notes,
	955,000	4.621%, 05/17/2007	953,946
		System Energy Resources 1st Mortgage,
	860,000	4.875%, 10/01/2007	857,459
		Texas - New Mexico Power Co.,
	1,000,000	6.125%, 06/01/2008 (Callable 06/15/2007)	1,002,840
		TXU Corporation,
	750,000	6.375%, 01/01/2008	752,176
		TXU Electric Delivery Co.,
	1,500,000	5.725%, 09/16/2008 (Callable 09/16/2007) (Acquired 03/13/2007; Cost $1,500,000) *	1,499,775
			13,525,733
	U.S. Government Agency Issues - 14.5%
		Federal Home Loan Bank (FHLB),
	1,000,000	4.70%, 10/07/2010	988,116
		Federal National Mortgage Association (FNMA),
	21,400,000	6.00%, 05/15/2011	22,313,695
			23,301,811
	U.S. Treasury Obligations - 7.9%
		U.S. Treasury Note,
	12,500,000	4.875%, 04/30/2011	12,650,388
		Total Long-Term Investments (Cost $157,706,955)	157,628,108

	COLLATERAL POOL INVESTMENT FOR SECURITIES
	ON LOAN - 21.9% (Cost $35,401,601) (Please Refer to Note 1)		35,401,601

	SHORT TERM INVESTMENTS - 0.0%
	Money Market Fund - 0.0%
	798	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	798
		Total Short-Term Investments (Cost $798)	798
		Total Investments (Cost $193,109,354) - 119.7%	193,030,507
		Liabilities in Excess of Other Assets - (19.7)%	(31,782,647)
		TOTAL NET ASSETS - 100.0%	$161,247,860

*	Restricted Security Deemed Liquid
f	Foreign Security

Baird LargeCap Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Auto Components - 2.3%
6,970	Johnson Controls, Inc.	$659,501
	Beverages - 2.6%
11,996	PepsiCo, Inc.	762,466
	Biotechnology - 4.4%
9,726	Genentech, Inc. *	798,699
6,162	Gilead Sciences, Inc. *	471,393
		1,270,092
	Capital Markets - 4.9%
7,295	Legg Mason, Inc.	687,262
11,512	State Street Corporation	745,402
		1,432,664
	Chemicals - 4.7%
13,942	Ecolab Inc.	599,506
12,484	Praxair, Inc.	785,993
		1,385,499
	Commercial Banks - 2.0%
12,644	Marshall & Ilsley Corp.	585,544
	Communications Equipment - 5.2%
30,153	Cisco Systems, Inc. *	769,806
32,430	Corning Incorporated *	737,458
		1,507,264
	Computers & Peripherals - 3.8%
6,485	Apple Computer, Inc. *	602,521
13,777	Network Appliance, Inc. *	503,136
		1,105,657
	Consumer Finance - 2.5%
9,727	Capital One Financial Corporation	733,999
	Electrical Equipment - 2.6%
17,841	Emerson Electric Company	768,769
	Electronic Equipment & Instruments - 1.6%
13,781	Agilent Technologies, Inc. *	464,282
	Energy Equipment & Services - 3.5%
9,890	Schlumberger Limited	683,399
7,460	Weatherford International Ltd. *	336,446
		1,019,845
	Food & Staples Retailing - 4.9%
22,531	Sysco Corporation	762,224
14,426	Walgreen Company	662,009
		1,424,233
	Health Care Equipment & Supplies - 3.6%
11,189	St Jude Medical, Inc. *	420,818
7,457	Zimmer Holdings, Inc. *	636,902
		1,057,720
	Health Care Providers & Services - 2.3%
9,239	Cardinal Health, Inc.	673,985
	Hotels Restaurants & Leisure - 1.6%
14,595	Starbucks Corporation *	457,699
	Internet Software & Services - 2.1%
19,901	Yahoo!, Inc. *	622,702
	IT Services - 5.3%
16,371	Iron Mountain, Incorporated *	427,774
11,406	Paychex, Inc.	431,945
31,445	Western Union Company	690,218
		1,549,937

		Machinery - 9.2%
	10,213	Danaher Corporation	729,719
	12,648	Illinois Tool Works, Inc.	652,637
	10,700	ITT Industries, Inc.	645,424
	12,322	Oshkosh Truck Corporation	653,066
			2,680,846
		Multiline Retail - 5.0%
	8,757	Kohl's Corporation *	670,874
	13,294	Target Corporation	787,802
			1,458,676
		Oil & Gas - 1.1%
	7,785	Southwestern Energy Company *	319,029
		Pharmaceuticals - 6.5%
	15,406	Abbott Laboratories	859,655
	3,730	Allergan, Inc.	413,359
	11,186	Novartis AG - ADR f	611,091
			1,884,105
		Semiconductor & Semiconductor Equipment - 1.9%
	18,646	Texas Instruments Incorporated *	561,245
		Software - 5.3%
	9,076	Adobe Systems, Incorporated *	378,469
	12,157	Electronic Arts Inc. *	612,227
	19,617	Microsoft Corporation	546,726
			1,537,422
		Specialty Retail - 6.6%
	14,429	Bed Bath & Beyond, Inc. *	579,613
	15,080	Best Buy Co, Inc.	734,698
	23,343	Staples, Inc.	603,183
			1,917,494
		Trading Companies & Distributors - 1.8%
	15,236	Fastenal Company	534,022
		TOTAL COMMON STOCKS (Cost $24,706,880)	28,374,697

		COLLATERAL POOL INVESTMENT FOR SECURITIES
		ON LOAN - 47.9% (Cost $13,978,132) (Please Refer to Note 1)	13,978,132

			Value
		SHORT TERM INVESTMENTS - 1.7%
		Money Market Fund - 1.7%
	486,074	Short-Term Investment Company Liquid
		Assets Portfolio - AIM Fund	486,074
		TOTAL SHORT TERM INVESTMENTS (Cost $486,074)	486,074
		TOTAL INVESTMENTS (Cost $39,171,086) - 146.9%	42,838,903
		Liabilities in Excess of Other Assets - (46.9)%	(13,685,640)
		TOTAL NET ASSETS - 100.0%	$29,153,263

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Security

Baird MidCap Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.9%
	Auto Components - 2.2%
51,347	Gentex Corporation	$834,389
	Biotechnology - 2.3%
12,149	Cephalon, Inc. *	865,130
	Capital Markets - 2.2%
23,766	Eaton Vance Corporation	847,020
	Commercial Banks - 7.2%
23,241	East West Bancorp, Inc.	854,572
19,111	Wintrust Financial Corporation	852,542
11,747	Zions Bancorporation	992,856
		2,699,970
	Commercial Services & Supplies - 3.7%
13,908	Brady Corporation - Class A	433,930
11,942	Stericycle, Inc. *	973,273
		1,407,203
	Communications Equipment - 2.0%
14,520	Harris Corporation	739,794
	Electrical Equipment - 3.9%
18,181	Roper Industries, Inc.	997,773
16,804	Trimble Navigation Limited. *	451,019
		1,448,792
	Energy Equipment & Services - 5.8%
20,601	BJ Services Company	574,768
13,184	Cameron International Corporation *	827,823
16,113	Smith International, Inc.	774,230
		2,176,821
	Food & Staples Retailing - 4.0%
24,483	United Natural Foods, Inc. *	750,159
16,475	Whole Foods Market, Inc.	738,904
		1,489,063
	Health Care Equipment & Supplies - 11.9%
31,029	Cytyc Corporation *	1,061,502
13,361	Gen-Probe, Incorporated *	629,036
13,747	Hologic, Inc. *	792,377
22,483	ResMed, Inc. *	1,132,469
17,926	Varian Medical Systems, Inc. *	854,891
		4,470,275
	Health Care Technology - 1.6%
10,971	Cerner Corporation *	597,371
	Hotels Restaurants & Leisure - 3.2%
24,927	The Cheesecake Factory Incorporated *	664,305
8,775	Chipotle Mexican Grill, Inc. *	544,928
		1,209,233
	Household Durables - 2.1%
8,388	Harman International Industries, Incorporated	805,919
	IT Services - 7.9%
13,964	Alliance Data Systems Corporation *	860,462
6,979	Cognizant Technology Solutions Corporation *	616,036
23,652	Global Payments, Inc.	805,587
26,578	Iron Mountain Incorporated *	694,483
		2,976,568

		Life Sciences Tools & Services - 4.5%
	10,323	Covance Inc. *	612,567
	32,521	Pharmaceutical Product Development, Inc.	1,095,632
			1,708,199
		Machinery - 6.8%
	22,478	Harsco Corporation	1,008,363
	17,223	Joy Global Inc.	738,867
	15,135	Oshkosh Truck Corporation	802,155
			2,549,385
		Office Electronics - 2.1%
	20,579	Zebra Technologies Corporation - Class A *	794,555
		Oil & Gas - 2.1%
	19,197	Southwestern Energy Company *	786,693
		Semiconductor & Semiconductor Equipment - 2.5%
	26,591	Microchip Technology Incorporated	944,778
		Software - 4.2%
	46,063	Activision, Inc. *	872,433
	20,868	NAVTEQ *	719,946
			1,592,379
		Specialty Retail - 13.2%
	25,656	Advance Auto Parts, Inc.	989,039
	37,537	Chico's FAS, Inc. *	917,029
	11,164	Dick's Sporting Goods, Inc. *	650,415
	20,365	GameStop Corporation - Class A *	663,288
	20,408	Tractor Supply Company *	1,051,012
	20,151	Williams-Sonoma, Inc. *	714,554
			4,985,337
		Trading Companies & Distributors - 1.5%
	15,786	Fastenal Company	553,299
		TOTAL COMMON STOCKS (Cost $28,975,912)	36,482,173

		COLLATERAL POOL INVESTMENT FOR SECURITIES
		ON LOAN - 45.7% (Cost $17,214,806) (Please Refer to Note 1)	17,214,806

			Value
		SHORT TERM INVESTMENTS - 0.8%
		Money Market Fund - 0.8%
	279,196	Short-Term Investment Company Liquid
		Assets Portfolio - AIM Fund	279,196
		TOTAL SHORT TERM INVESTMENTS (Cost $279,196)	279,196
		TOTAL INVESTMENTS (Cost $46,469,914) - 143.4%	53,976,175
		Liabilities in Excess of Other Assets - (43.4)%	(16,333,166)
		TOTAL NET ASSETS - 100.0%	$37,643,009

*	Non Income Producing

Baird SmallCap Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.7%
	Airlines - 1.8%
33,692	SkyWest, Inc.	$903,956
	Commercial Banks - 8.4%
34,760	Boston Private Financial Holdings, Inc.	970,499
25,097	Pinnacle Financial Partners, Inc. *	765,709
38,127	United Community Banks, Inc.	1,250,184
25,791	Wintrust Financial Corporation	1,150,537
		4,136,929
	Commercial Services & Supplies - 6.2%
26,133	Brady Corporation - Class A	815,350
50,191	Marlin Business Services Corporation *	1,098,179
41,740	Mobile Mini, Inc. *	1,117,797
		3,031,326
	Computers & Peripherals - 3.0%
27,159	Avid Technology, Inc. *	947,306
31,965	Rackable Systems, Inc. *	542,446
		1,489,752
	Distributors - 2.5%
55,718	LKQ Corporation *	1,217,995
	Diversified Financial Services - 1.6%
33,689	Heartland Payment Systems, Inc. *	796,408
	Electronic Equipment & Instruments - 9.3%
43,315	Argon ST, Inc. *	1,146,115
47,099	DTS, Inc. *	1,141,209
68,405	Plexus Corp. *	1,173,146
41,252	ScanSource, Inc. *	1,107,204
		4,567,674
	Energy Equipment & Services - 5.2%
12,821	Dawson Geophysical Company *	635,024
15,321	GulfMark Offshore, Inc. *	668,762
29,922	Oceaneering International, Inc. *	1,260,315
		2,564,101
	Food & Staples Retailing - 3.1%
49,590	United Natural Foods, Inc. *	1,519,438
	Health Care Equipment & Supplies - 5.0%
24,751	Kyphon Inc. *	1,117,260
76,336	Natus Medical Incorporated *	1,356,491
		2,473,751
	Health Care Providers & Services - 13.4%
55,700	Allscripts Healthcare Solutions, Inc. *	1,493,317
40,569	Computer Programs & Systems, Inc.	1,088,061
29,805	HealthExtras, Inc. *	857,788
23,037	Healthways, Inc. *	1,076,980
53,927	Nighthawk Radiology Holdings, Inc. *	980,932
47,452	Providence Service Corporation *	1,125,561
		6,622,639
	Hotels Restaurants & Leisure - 5.5%
18,016	Panera Bread Company - Class A *	1,064,025
19,943	PF Chang's China Bistro, Inc. *	835,213
20,978	Red Robin Gourmet Burgers, Inc. *	814,366
		2,713,604

		IT Services - 5.0%
	38,164	Forrester Research, Inc. *	1,082,331
	56,041	SRA International, Inc. - Class A *	1,365,159
			2,447,490
		Leisure Equipment & Products - 2.0%
	24,750	RC2 Corporation *	999,652
		Life Sciences Tools & Services - 1.9%
	32,433	Illumina, Inc. *	950,287
		Machinery - 4.4%
	23,037	Bucyrus International, Inc. - Class A	1,186,405
	21,659	ESCO Technologies, Inc. *	970,756
			2,157,161
		Semiconductor & Semiconductor Equipment - 3.1%
	28,197	Varian Semiconductor Equipment Associates, Inc. *	1,505,156
		Software - 3.8%
	20,975	ANSYS, Inc. *	1,064,901
	24,069	THQ Inc. *	822,919
			1,887,820
		Specialty Retail - 5.3%
	41,603	Hibbett Sporting Goods, Inc. *	1,189,430
	27,507	Tractor Supply Company *	1,416,610
			2,606,040
		Trading Companies & Distributors - 3.2%
	32,309	Applied Industrial Technologies, Inc.	792,863
	15,125	Watsco, Inc.	772,434
			1,565,297
		TOTAL COMMON STOCKS (Cost $39,923,307)	46,156,476
		EXCHANGE TRADED FUNDS - 2.0%
	12,313	iShares Russell 2000 Growth Index Fund	985,779
		TOTAL EXCHANGE TRADED FUNDS (Cost $995,090)	985,779

		COLLATERAL POOL INVESTMENT FOR SECURITIES
		ON LOAN - 34.4% (Cost $16,909,065) (Please Refer to Note 1)	16,909,065

			Value
		SHORT TERM INVESTMENTS - 4.9%
		Money Market Funds - 4.9%
	2,009,385	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund	2,009,385
	421,668	Short-Term Investment Trust Prime Portfolio - AIM Fund	421,668
			2,431,053
		TOTAL SHORT TERM INVESTMENTS (Cost $2,431,053)	2,431,053
		Total Investments (Cost $60,258,515) - 135.0%	66,482,373
		Liabilities in Excess of Other Assets - (35.0)%	(17,225,298)
		TOTAL NET ASSETS - 100.0%	$49,257,075

*	Non Income Producing

The cost basis of investments for federal income tax purposes as of March 31, 2007 was as follows*:

	Intermediate Bond	Aggregate Bond	Intermediate Muni Bond	Core Plus Bond
COST OF INVESTMENTS	$427,165,855	$455,354,603	$64,759,044	$64,490,685
GROSS UNREALIZED APPRECIATION	2,849,525	3,936,282	1,171,147	790,983
GROSS UNREALIZED DEPRECIATION	(2,327,495)	(2,565,538)	(381,604)	(477,585)

NET UNREALIZED APPRECIATION	$522,030	$1,370,744	$789,543	$313,398

	Short-Term Bond	LargeCap	MidCap	SmallCap
COST OF INVESTMENTS	$193,109,354	$39,171,086	$46,469,914	$60,258,515
GROSS UNREALIZED APPRECIATION	446,119	3,971,436	8,058,654	7,672,223
GROSS UNREALIZED DEPRECIATION	(524,966)	(303,619)	(552,393)	(1,448,365)

NET UNREALIZED APPRECIATION (DEPRECIATION)	($78,847)	$3,667,817	$7,506,261	$6,223,858

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 1:
The Funds receive cash as collateral in return for securities loaned as part of a securities lending program. The collateral is invested in short-term securities including repurchase agreements, commercial paper, master notes and money market funds. Collateral invested as of March 31, 2007 is as follows:

	Intermediate Bond	Aggregate Bond	Core Plus Bond	Short-Term Bond	LargeCap	MidCap	SmallCap	Total
Morgan Stanley Repurchase Agreement (1)	$ 30,626,955	$ 22,138,390	$ 3,299,096	$ 12,691,270	$ 5,011,079	$ 6,171,408	$ 6,061,802	$ 86,000,000

Goldman Sachs Repurchase Agreement (2)	19,587,005	14,158,273	2,109,887	8,116,510	3,204,760	3,946,831	3,876,734	55,000,000

Fenway Funding LLC Discount Commercial Paper	3,917,401	2,831,655	421,977	1,623,302	640,952	789,366	775,347	11,000,000

Rams Funding LLC Discount Commercial Paper	3,917,401	2,831,655	421,977	1,623,302	640,952	789,366	775,347	11,000,000

Thornburg Mortgage Capital Discount Commercial Paper	3,917,401	2,831,655	421,977	1,623,302	640,952	789,366	775,347	11,000,000

Valcour Bay Capital Company LLC Discount Commercial Paper	3,917,401	2,831,655	421,977	1,623,302	640,952	789,366	775,347	11,000,000

Antalis Funding Discount Commercial Paper	3,561,273	2,574,231	383,616	1,475,729	582,684	717,606	704,861	10,000,000

Lakeside Funding LLC Interest Bearing Commercial Paper	3,561,274	2,574,231	383,616	1,475,728	582,684	717,606	704,861	10,000,000

KKR Funding Discount Commercial Paper	3,561,273	2,574,231	383,616	1,475,729	582,684	717,606	704,861	10,000,000

Concord Minutemen Capital Company Interest Bearing Commercial Paper	2,136,765	1,544,540	230,169	885,437	349,610	430,563	422,916	6,000,000

Ocala Funding Discount Commercial Paper	2,136,765	1,544,540	230,169	885,437	349,610	430,563	422,916	6,000,000

Laguna Discount Commercial Paper	1,780,636	1,287,116	191,808	737,865	291,342	358,803	352,430	5,000,000

Mortgage Interest Net Trust Plus Discount Commercial Paper	1,780,636	1,287,116	191,808	737,865	291,342	358,803	352,430	5,000,000

Merrill Lynch Premier Institutional Fund	504,945	364,994	54,392	209,241	82,618	101,748	99,941	1,417,879

Laguna Discount Commercial Paper	427,353	308,908	46,034	177,087	69,922	86,113	84,583	1,200,000

Federated Prime Obligations Fund	97,723	70,639	10,527	40,495	15,989	19,692	19,342	274,407
	$ 85,432,207	$ 61,753,829	$ 9,202,646	$ 35,401,601	$ 13,978,132	$ 17,214,806	$ 16,909,065	$ 239,892,286

(1) (Dated 03/30/07), 5.43%, Due 04/02/07 (Repurchase Proceeds $86,012,781), (Collateralized by Agency Mortgage-Backed Securities)

(2) (Dated 03/30/07), 5.5875%, Due 04/02/07 (Repurchase Proceeds $55,008,345), (Collateralized by Agency Mortgage-Backed Securities)

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q. Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By     /s/ Mary Ellen Stanek
Mary Ellen Stanek, President

Date        05/23/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Mary Ellen Stanek
Mary Ellen Stanek, President

Date        05/23/2007

By     /s/ Leonard Rush
Leonard Rush, Treasurer

Date        05/29/2007